================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-08727

                   SunAmerica Senior Floating Rate Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  John T. Genoy
                              Senior Vice President
                        SunAmerica Asset Management, LLC
                    Harborside Financial Center 3200 Plaza 5
                              Jersey City, NJ 07311
                    ----------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31
Date of reporting period: June 30, 2015

================================================================================

Item 1. Reports to Stockholders

                                    [GRAPHIC]




                                                        SEMI-ANNUAL REPORT 2015

SUNAMERICA
Senior Floating Rate Fund

[LOGO]

                        TABLE OF CONTENTS


        SHAREHOLDERS' LETTER........................................  2
        EXPENSE EXAMPLE.............................................  4
        STATEMENT OF ASSETS AND LIABILITIES.........................  6
        STATEMENT OF OPERATIONS.....................................  7
        STATEMENT OF CHANGES IN NET ASSETS..........................  8
        FINANCIAL HIGHLIGHTS........................................  9
        PORTFOLIO OF INVESTMENTS.................................... 10
        NOTES TO FINANCIAL STATEMENTS............................... 21
        APPROVAL OF THE INVESTMENT ADVISORY AND SUBADVISORY
        AGREEMENTS.................................................. 32

        JUNE 30, 2015                                         SEMI-ANNUAL REPORT

        SHAREHOLDERS' LETTER -- (unaudited)

Dear Shareholders:

We are pleased to present this semi-annual report for the SunAmerica Senior Floating Rate Fund, Inc. (the "Fund") for the six months ended June 30, 2015.

The semi-annual period was a volatile one in the fixed income markets. During the first quarter of 2015, global government bond yields declined, and credit spreads tightened as central banks stepped up their efforts to ward off deflation and revive growth. Nevertheless, market volatility was high. Investors agonized over when the U.S. Federal Reserve (the "Fed") would begin to hike rates. Oil prices extended their decline, heightening concerns about select segments of the economy, and worries about a potential Greek exit from the Eurozone resurfaced. Geopolitical concerns surrounding the Iran nuclear negotiations and the Saudi Arabia-led military campaign in Yemen also supported inflows to perceived safe-haven assets. The U.S. dollar gained sharply versus most currencies.

Volatility surged across global markets in the second quarter of 2015, as positive economic growth, especially in developed economies, and accommodative central bank policies supported markets, and the risk of a Greek exit from the Eurozone rose considerably. Government bond yields moved sharply higher as economic outlooks brightened in the U.S. and Europe, global deflation fears eased, and the Fed appeared on track to raise interest rates later this year. Greece took center stage at the end of the semi-annual period after debt negotiations broke down, and the country defaulted on its payments to the International Monetary Fund, triggering a risk-averse tone throughout global financial markets. Most of the major fixed income sectors posted negative returns as government bond yields rose.

Amidst this backdrop, floating rate loans, as represented by the S&P/LSTA Leveraged Loan Index (LLI)/*/, returned 2.83% during the semi-annual period ended June 30, 2015. The first quarter of 2015 saw the sector's strongest quarterly return since the first quarter of 2013. While the S&P/LSTA LLI's returns were more modest in the second quarter of 2015, it still posted a solid return relative to other fixed income sectors as rates sold off. Indeed, for the semi-annual period overall, the S&P/LSTA LLI outperformed the broad U.S. fixed income market, as represented by the Barclays U.S. Aggregate Bond Index/*/, which returned -0.10% for the same six-month period ended June 30, 2015.

In a continuation from 2014, credit quality degraded slightly during the first half of 2015 with the entry of some lower-quality first-time issuers, but the underlying credit fundamentals of bank loan issuers remained strong. Bank loan mutual funds experienced withdrawals totaling net outflows of $7.6 billion during the first half of 2015.+ However, technicals became more supportive toward the end of the semi-annual period as bank loan mutual fund flows began to turn positive. Also, issuance of collateralized loan obligations (CLOs), one of the main sources of demand for bank loans, remained robust, with $57 billion in new CLOs issued during the first six months of 2015./**/

On the following pages, you will find financial statements and portfolio information for the Fund for the semi-annual period ended June 30, 2015.

        JUNE 30, 2015                                         SEMI-ANNUAL REPORT

As always, we remain diligent in the management of your assets. We value your ongoing confidence in us and look forward to serving your investment needs in the future. If you have any questions, or require additional information on this or other SunAmerica Funds, we invite you to visit www.safunds.com or call the Shareholder Services Department at 800-858-8850.

Sincerely,

THE SUNAMERICA SENIOR FLOATING RATE FUND PORTFOLIO MANAGER

Jeffrey W. Heuer
Wellington Management Company LLP


--------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

*The S&P/LSTA LEVERAGED LOAN INDEX (LLI) reflects the market-weighted performance of U.S. dollar-denominated institutional leveraged loan portfolios. The LLI is the only domestic leveraged loan index that utilized real-time market weightings, spreads and interest payments. The BARCLAYS U.S. AGGREGATE BOND INDEX represents securities that are U.S. domestic, taxable and dollar denominated. The index covers components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are not managed and an investor cannot invest directly into an index.

+Source: Lipper, Inc.

**Source: Wellington Management

The Fund is not a money market fund and its net asset value may fluctuate. Investments in loans involve certain risks including nonpayment of principal and interest; collateral impairment; non-diversification and borrower industry concentration; and lack of an active trading market, in certain cases, which may impair the Fund's ability to obtain full value for loans sold. The Fund may invest all or substantially all of its assets in loans or other securities (e.g., unsecured loans or high yield securities) that are rated below investment grade, or in comparable unrated securities. Credit risks include the possibility of a default on the loan or bankruptcy of the borrower. The value of these loans is subject to a greater degree of volatility in response to interest rate fluctuations.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        EXPENSE EXAMPLE -- JUNE 30, 2015 -- (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of the SunAmerica Senior Floating Rate Fund, Inc. (the "Fund"), you may incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges and
(2) ongoing costs, including management fees, distribution and account maintenance fees, and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2015 and held until June 30, 2015.

ACTUAL EXPENSES

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2015" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended June 30, 2015" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended June 30, 2015" column and the "Annualized Expense Ratio" column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's prospectus, your retirement plan documents and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2015" column would have been higher and the "Ending Account Value" column would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended June 30, 2015" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended June 30, 2015" column and the "Annualized Expense Ratio" column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's prospectus, your retirement plan document and/or materials from your financial adviser for full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2015" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, qualified retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        EXPENSE EXAMPLE -- JUNE 30, 2015 -- (UNAUDITED) (CONTINUED)


                                          ACTUAL                                           HYPOTHETICAL
                     ------------------------------------------------- -----------------------------------------------------
                                           ENDING                                          ENDING ACCOUNT
                                        ACCOUNT VALUE  EXPENSES PAID                         VALUE USING     EXPENSES PAID
                         BEGINNING      USING ACTUAL     DURING THE        BEGINNING      A HYPOTHETICAL 5%    DURING THE
                       ACCOUNT VALUE     RETURNS AT   SIX MONTHS ENDED   ACCOUNT VALUE    ANNUAL RETURN AT  SIX MONTHS ENDED
                     AT JANUARY 1, 2015 JUNE 30, 2015  JUNE 30, 2015*  AT JANUARY 1, 2015   JUNE 30, 2015    JUNE 30, 2015*
                     ------------------ ------------- ---------------- ------------------ ----------------- ----------------
Senior Floating
 Rate Fund#
   Class A..........     $1,000.00        $1,028.46        $7.29           $1,000.00          $1,017.60          $7.25
   Class C..........     $1,000.00        $1,025.67        $8.79           $1,000.00          $1,016.12          $8.75




                     ANNUALIZED
                      EXPENSE
                       RATIO*
                     ----------
Senior Floating
 Rate Fund#
   Class A..........    1.45%
   Class C..........    1.75%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days then divided by 365 days (to reflect the one-half year period). These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your qualified retirement plan document and/or materials from your financial advisor for more information.
# During the stated period, the investment adviser either waived a portion of or all of the fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2015" and the "Annualized Expense Ratio" would have been higher.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        STATEMENT OF ASSETS AND LIABILITIES -- JUNE 30, 2015 -- (UNAUDITED)

ASSETS:
Investments at value (unaffiliated)*............................................ $351,150,484
Repurchase agreements (cost approximates value).................................    3,495,000
                                                                                 ------------
 Total investments..............................................................  354,645,484
                                                                                 ------------
Receivable for:
 Fund shares sold...............................................................      485,662
 Dividends and interest.........................................................    2,300,282
 Investments sold...............................................................    7,101,530
Prepaid expenses and other assets...............................................        5,186
Due from investment adviser for expense reimbursements/fee waivers..............      114,234
Unrealized appreciation on forward foreign currency contracts...................        2,088
                                                                                 ------------
 Total assets...................................................................  364,654,466
                                                                                 ------------
LIABILITIES:
Payable for:
 Fund shares redeemed...........................................................      941,031
 Investments purchased..........................................................   18,119,225
 Investment advisory and management fees........................................      240,874
 Distribution and account maintenance fees......................................      165,744
 Administration fees............................................................       56,676
 Transfer agent fees and expenses...............................................       64,866
 Directors' fees and expenses...................................................        1,542
 Other accrued expenses.........................................................      205,939
Dividends payable...............................................................      253,091
                                                                                 ------------
 Total liabilities..............................................................   20,048,988
                                                                                 ------------
   Net Assets................................................................... $344,605,478
                                                                                 ============
NET ASSETS REPRESENTED BY:
Common stock, $.01 par value.................................................... $    425,324
Additional paid-in capital......................................................  412,320,727
                                                                                 ------------
                                                                                  412,746,051
Accumulated undistributed net investment income (loss)..........................     (233,362)
Accumulated undistributed net realized gain (loss) on investments and foreign exchange transactions..........................................................  (57,922,538)
Unrealized appreciation (depreciation) on investments...........................   (9,986,761)
Unrealized foreign exchange gain (loss) on other assets and liabilities.........        2,088
                                                                                 ------------
   Net Assets................................................................... $344,605,478
                                                                                 ============
CLASS A:
Net assets...................................................................... $142,690,523
Shares outstanding..............................................................   17,604,542
Net asset value and redemption price per share.................................. $       8.11
Maximum sales charge (3.75% of offering price)..................................         0.32
                                                                                 ------------
Maximum offering price to public................................................ $       8.43
                                                                                 ============
CLASS C:
Net assets...................................................................... $201,914,955
Shares outstanding..............................................................   24,927,891
Net asset value, offering and redemption price per share (excluding any
 applicable contingent deferred sales charges).................................. $       8.10
                                                                                 ============
*COST
 Investment securities (unaffiliated)........................................... $361,137,245
                                                                                 ============

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED JUNE 30, 2015 -- (UNAUDITED)

INVESTMENT INCOME:
Interest (unaffiliated)........................................................... $ 9,313,164
Dividends (unaffiliated)..........................................................       6,183
Facility and other fee income (Note 2)............................................     523,919
                                                                                   -----------
   Total investment income........................................................ $ 9,843,266
                                                                                   -----------
EXPENSES:
Investment advisory and management fees...........................................   1,489,497
Administration fees...............................................................     350,470
Distribution and account maintenance fees:
  Class A.........................................................................     250,153
  Class C.........................................................................     778,220
Transfer agent fees and expenses:
  Class A.........................................................................     162,023
  Class C.........................................................................     232,476
Registration fees:
  Class A.........................................................................      18,548
  Class C.........................................................................      22,355
Accounting service fees...........................................................      13,399
Custodian and accounting fees.....................................................      46,328
Reports to shareholders...........................................................      46,550
Audit and tax fees................................................................      64,435
Legal fees........................................................................      13,636
Directors' fees and expenses......................................................      28,516
Interest expense..................................................................       1,356
Other expenses....................................................................      38,776
                                                                                   -----------
   Total expenses before fee waivers and expense reimbursements...................   3,556,738
   Fees waived and expenses reimbursed by investment adviser (Note 5).............    (704,543)
                                                                                   -----------
   Net expenses...................................................................   2,852,195
                                                                                   -----------
Net investment income (loss)......................................................   6,991,071
                                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated)............................  (1,034,669)
Net realized foreign exchange gain (loss) on other assets and liabilities.........       3,559
                                                                                   -----------
Net realized gain (loss) on investments and foreign currencies....................  (1,031,110)
                                                                                   -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)....   3,430,170
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.       2,088
                                                                                   -----------
Net unrealized gain (loss) on investments and foreign currencies..................   3,432,258
                                                                                   -----------
Net realized and unrealized gain (loss) on investments............................   2,401,148
                                                                                   -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................... $ 9,392,219
                                                                                   ===========

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        STATEMENT OF CHANGES IN NET ASSETS

                                                                          FOR THE
                                                                        SIX MONTHS
                                                                           ENDED     FOR THE YEAR
                                                                         JUNE 30,       ENDED
                                                                           2015      DECEMBER 31,
                                                                        (UNAUDITED)      2014
                                                                       ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment income (loss)......................................... $  6,991,071  $ 15,059,817
 Net realized gain (loss) on investments and foreign currencies.......   (1,031,110)     (174,093)
 Net unrealized gain (loss) on investments and foreign currencies.....    3,432,258   (14,110,473)
                                                                       ------------  ------------
Net Increase (decrease) in net assets resulting from operations.......    9,392,219       775,251
                                                                       ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income (Class A)......................................   (2,980,479)   (6,863,837)
 Net investment income (Class C)......................................   (4,015,377)   (8,185,035)
                                                                       ------------  ------------
Total distributions to shareholders...................................   (6,995,856)  (15,048,872)
                                                                       ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 3)................................................  (25,930,799)  (54,871,485)
                                                                       ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...............................  (23,534,436)  (69,145,106)
NET ASSETS:
Beginning of period...................................................  368,139,914   437,285,020
                                                                       ------------  ------------
End of period+........................................................ $344,605,478  $368,139,914
                                                                       ============  ============
+Includes accumulated undistributed net investment income (loss)...... $   (233,362) $   (228,577)
                                                                       ============  ============

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        FINANCIAL HIGHLIGHTS

                                  NET GAIN
                                  (LOSS) ON
               NET               INVESTMENTS                        DIVIDENDS           NET               NET     RATIO OF
              ASSET                 (BOTH               DIVIDENDS   FROM NET           ASSET            ASSETS,   EXPENSES
             VALUE,      NET      REALIZED   TOTAL FROM  FROM NET   REALIZED    TOTAL  VALUE,           END OF   TO AVERAGE
  PERIOD    BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT  GAINS ON   DISTRI- END OF   TOTAL   PERIOD      NET
  ENDED     OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME   INVESTMENTS BUTIONS PERIOD RETURN(2) (000'S)  ASSETS(3)
----------- --------- ---------- ----------- ---------- ---------- ----------- ------- ------ --------- -------- ----------
                                                                    CLASS A
                                                                    -------
12/31/10      $7.83     $0.34      $ 0.46      $ 0.80     $(0.36)   $     --   $(0.36) $8.27    10.33%  $255,026    1.45%
12/31/11       8.27      0.36       (0.33)       0.03      (0.34)         --    (0.34)  7.96     0.36    160,949    1.45
12/31/12       7.96      0.36        0.31        0.67      (0.37)         --    (0.37)  8.26     8.51    146,103    1.45
12/31/13       8.26      0.33        0.08        0.41      (0.33)         --    (0.33)  8.34     5.08    195,309    1.45
12/31/14       8.34      0.31       (0.29)       0.02      (0.31)         --    (0.31)  8.05     0.20    150,966    1.45
06/30/15(5)    8.05      0.17        0.06        0.23      (0.17)         --    (0.17)  8.11     2.85    142,691    1.45(4)
                                                                    CLASS C
                                                                    -------
12/31/10      $7.82     $0.32      $ 0.45      $ 0.77     $(0.33)   $     --   $(0.33) $8.26    10.01%  $190,839    1.75%
12/31/11       8.26      0.33       (0.32)       0.01      (0.32)         --    (0.32)  7.95     0.06    198,778    1.75
12/31/12       7.95      0.34        0.30        0.64      (0.34)         --    (0.34)  8.25     8.20    197,480    1.75
12/31/13       8.25      0.30        0.10        0.40      (0.31)         --    (0.31)  8.34     4.89    241,976    1.75
12/31/14       8.34      0.29       (0.30)      (0.01)     (0.28)         --    (0.28)  8.05    (0.10)   217,174    1.75
06/30/15(5)    8.05      0.16        0.05        0.21      (0.16)         --    (0.16)  8.10     2.57    201,915    1.75(4)

              RATIO OF
                 NET
             INVESTMENT
              INCOME TO
  PERIOD       AVERAGE    PORTFOLIO
  ENDED     NET ASSETS(3) TURNOVER
----------- ------------- ---------


12/31/10        4.34%        41%
12/31/11        4.27         63
12/31/12        4.41         61
12/31/13        3.98         84
12/31/14        3.73         65
06/30/15(5)     4.17(4)      26


12/31/10        4.03%        41%
12/31/11        4.02         63
12/31/12        4.12         61
12/31/13        3.68         84
12/31/14        3.44         65
06/30/15(5)     3.87(4)      26

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3)Net of the following expense waivers and/or reimbursements, if applicable (based on average daily net assets) (See Note 5):

                     12/31/10 12/31/11 12/31/12 12/31/13 12/31/14 12/31/15(4)(5)
                     -------- -------- -------- -------- -------- --------------
Class A.............   0.38%    0.33%    0.35%    0.34%    0.32%       0.35%
Class C.............   0.48     0.44     0.44     0.43     0.41        0.44

(4)Annualized
(5)Unaudited

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO PROFILE -- JUNE 30, 2015 -- (UNAUDITED)

      INDUSTRY ALLOCATION*
      Media.......................................................   8.8%
      Health Care Providers & Services............................   6.4
      Hotels, Restaurants & Leisure...............................   5.9
      Commercial Services & Supplies..............................   5.7
      Specialty Retail............................................   5.5
      Software....................................................   5.4
      Oil, Gas & Consumable Fuels.................................   5.2
      Pharmaceuticals.............................................   3.9
      Chemicals...................................................   3.7
      IT Services.................................................   3.6
      Food & Staples Retailing....................................   3.5
      Insurance...................................................   3.3
      Diversified Telecommunication Services......................   2.5
      Diversified Financial Services..............................   2.5
      Semiconductors & Semiconductor Equipment....................   2.2
      Machinery...................................................   2.1
      Containers & Packaging......................................   2.1
      Energy Equipment & Services.................................   2.1
      Food Products...............................................   1.8
      Metals & Mining.............................................   1.8
      Auto Components.............................................   1.6
      Health Care Equipment & Supplies............................   1.2
      Real Estate Management & Development........................   1.2
      Industrial Conglomerates....................................   1.1
      Registered Investment Companies.............................   1.1
      Multi Utilities.............................................   1.0
      Paper & Forest Products.....................................   1.0
      Internet & Catalog Retail...................................   1.0
      Repurchase Agreements.......................................   1.0
      Construction Materials......................................   1.0
      Road & Rail.................................................   1.0
      Wireless Telecommunication Services.........................   1.0
      Multiline Retail............................................   0.9
      Air Freight & Logistics.....................................   0.8
      Consumer Finance............................................   0.8
      Aerospace & Defense.........................................   0.7
      Professional Services.......................................   0.7
      Industrial Power Producers & Energy Traders.................   0.6
      Building Products...........................................   0.6
      Capital Markets.............................................   0.6
      Tech Hardware, Storage & Peripheral.........................   0.6
      Communications Equipment....................................   0.5
      Life Sciences Tools & Services..............................   0.5
      Biotechnology...............................................   0.5
      Internet Software & Services................................   0.5
      Real Estate Investment Trusts...............................   0.4
      Leisure Equipment & Products................................   0.4
      Construction & Engineering..................................   0.4
      Electronic Equipment, Instruments & Components..............   0.3
      Automobiles.................................................   0.3
      Airlines....................................................   0.3
      Distributors................................................   0.3
      Health Care Technology......................................   0.3
      Banks.......................................................   0.3
      Electrical Equipment........................................   0.2
      Gas Utilities...............................................   0.2
                                                                   -----
                                                                   102.9%
                                                                   =====

      CREDIT QUALITY+#
      BBB.........................................................   0.3%
      BBB-........................................................   2.3
      BB+.........................................................   5.2
      BB..........................................................   9.7
      BB-.........................................................  16.5
      B+..........................................................  19.6
      B...........................................................  20.9
      B-..........................................................  11.7
      CCC+........................................................   8.4
      CCC.........................................................   1.3
      CCC-........................................................   0.3
      D...........................................................   0.8
      Not Rated@..................................................   3.0
                                                                   -----
                                                                   100.0%
                                                                   =====

--------
*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard and Poor's
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2015 -- (UNAUDITED)

                                                            RATINGS/(1)/
                                                            (UNAUDITED)
                                                            ------------
                                                                         INTEREST   MATURITY  PRINCIPAL    VALUE
              INDUSTRY DESCRIPTION                  TYPE    MOODY'S S&P    RATE    DATE/(2)/  AMOUNT**    (NOTE 2)
--------------------------------------------------------------------------------------------------------------------
LOANS(3)(4) -- 92.5%
AEROSPACE & DEFENSE -- 0.7%
  B.E. Aerospace, Inc............................ BTL-B      Ba2    BB+    4.00%   12/16/2021 $  999,975 $ 1,004,975
  DigitalGlobe, Inc.............................. BTL-B      Ba2    BBB-   3.75    01/31/2020    994,257     994,049
  Transdigm Group, Inc........................... BTL-C      Ba3     B     3.75    02/28/2020    868,965     861,724
                                                                                                         -----------
                                                                                                           2,860,748
                                                                                                         -----------
AIR FREIGHT & LOGISTICS -- 0.8%
  Air Medical Group Holdings LLC................. BTL-B       B2     B     4.50    04/06/2022  3,000,000   2,976,249
                                                                                                         -----------
AIRLINES -- 0.3%
  Delta Air Lines, Inc........................... BTL        Baa3   BBB-   3.25    04/20/2017  1,074,172   1,071,218
                                                                                                         -----------
AUTO COMPONENTS -- 1.6%
  Affinia Group.................................. BTL-B2      B2     B     4.75    04/27/2020    938,745     939,331
  Goodyear Tire & Rubber Co...................... 2nd Lien   Ba1    BBB-   3.75    04/30/2019    416,667     417,188
  MPG Holdco I, Inc.............................. BTL-B      Ba3     NR    3.75    10/20/2021  1,225,827   1,223,263
  TI Group Automotive Systems LLC................ BTL        Ba3     NR    4.50    06/24/2022  1,750,000   1,752,188
  UCI International, Inc......................... BTL-B       B1     B-    5.50    07/26/2017  1,164,702   1,153,055
                                                                                                         -----------
                                                                                                           5,485,025
                                                                                                         -----------
AUTOMOBILES -- 0.3%
  Chrysler Group LLC............................. BTL-B      Ba1    BB+    3.50    05/24/2017  1,083,876   1,081,553
                                                                                                         -----------
BIOTECHNOLOGY -- 0.5%
  Medpace, Inc................................... BTL         B2     B+    4.75    04/01/2021  1,610,566   1,613,251
                                                                                                         -----------
BUILDING PRODUCTS -- 0.6%
  Nortek, Inc.................................... BTL        Ba3    BB-    3.50    10/30/2020  1,010,261   1,003,106
  Summit Materials LLC........................... BTL         B1     BB    4.25    06/24/2022    950,000     948,813
                                                                                                         -----------
                                                                                                           1,951,919
                                                                                                         -----------
CAPITAL MARKETS -- 0.6%
  AlixPartners LLC............................... BTL-B2      B1     B+    4.00    07/10/2020    676,155     672,211
  AlixPartners LLC............................... 2nd Lien   Caa1    B-    9.00    07/09/2021    285,000     287,850
  Walter Investment Management Co................ Tranche B   B2     B+    4.75    12/19/2020    999,079     943,298
                                                                                                         -----------
                                                                                                           1,903,359
                                                                                                         -----------
CHEMICALS -- 3.7%
  Al Chem & Cy SCA............................... BTL-B       B1     B+    4.50    10/03/2019    493,450     493,450
  Al Chem & Cy SCA............................... BTL-B1      B1     B+    4.50    10/03/2019    256,027     256,027
  Chemours Co.................................... BTL-B      Ba1    BBB-   3.75    05/12/2022  1,280,000   1,272,000
  Gates Global, Inc.............................. BTL         B2     B+    4.25    07/05/2021  2,912,988   2,865,651
  Ineos U.S. Finance LLC......................... BTL-B      Ba3    BB-    3.75    05/04/2018  1,238,692   1,233,118
  Ineos U.S. Finance LLC......................... BTL        Ba3    BB-    4.25    03/31/2022    773,062     772,095
  KP Germany Erste GmbH.......................... 1st Lien    B1     B     5.00    04/22/2020    300,819     301,383
  MacDermid, Inc................................. BTL-B2      B1     BB    4.75    06/07/2020  1,432,800   1,436,638
  Minerals Technologies, Inc..................... BTL-B       NR     BB    3.75    05/09/2021  1,420,058   1,417,690
  Univar, Inc.................................... BTL         B2    BB-    4.25    07/01/2022    830,000     827,406
  Univar, Inc.................................... BTL-B1      B2    BB-  5.00-7.65 06/30/2017  1,967,878   1,964,188
                                                                                                         -----------
                                                                                                          12,839,646
                                                                                                         -----------
COMMERCIAL SERVICES & SUPPLIES -- 5.7%
  ADS Waste Holdings, Inc........................ BTL         B2     B+    3.75    10/09/2019    974,995     962,564
  ARG IH Corp.................................... BTL-B       B3     B     4.75    11/15/2020  1,004,265   1,006,776
  ATI Schools(5)(6)(8)(9)........................ BTL-B       NR     NR    8.25    12/30/2014  1,184,859           0
  ATI Schools(5)(6)(8)(9)........................ BTL         NR     NR    13.25   06/30/2012    266,663           0
  ATI Schools(5)(6)(8)(9)........................ BTL         NR     NR    13.25   06/30/2012     16,473           0
  Audio Visual Services Group, Inc............... BTL-B       B1     B+    4.50    01/24/2021  2,852,927   2,845,795
  Brand Energy and Infrastructure Services, Inc.. BTL-B       B1     B     4.75    11/26/2020  3,391,179   3,310,109
  Brickman Group Holdings, Inc................... BTL         B2     B     4.00    12/18/2020  1,444,254   1,435,829
  Brickman Group Holdings, Inc................... 2nd Lien   Caa1   CCC+   7.50    12/18/2021  1,340,000   1,340,670
  Fly Funding II SARL............................ BTL        Ba3    BBB-   3.50    08/06/2019  1,371,602   1,371,602

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2015 -- (UNAUDITED) (CONTINUED)

                                                                 RATINGS/(1)/
                                                                 (UNAUDITED)
                                                                 ------------
                                                                              INTEREST  MATURITY   PRINCIPAL     VALUE
                 INDUSTRY DESCRIPTION                     TYPE   MOODY'S S&P    RATE   DATE/(2)/   AMOUNT**     (NOTE 2)
--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES (CONTINUED)
  Peak 10, Inc......................................... 2nd Lien  Caa2   CCC+   8.25%  06/17/2022   $  845,000 $   814,016
  Sedgwick CMS Holdings, Inc........................... 2nd Lien  Caa2   CCC+   6.75   02/28/2022    2,565,000   2,512,630
  ServiceMaster Co..................................... BTL-B      B1     B+    4.25   07/01/2021    1,385,719   1,386,708
  Waste Industries USA, Inc............................ BTL-B      B1    BB-    4.25   02/27/2020    1,037,400   1,039,994
  WCA Waste Systems, Inc............................... BTL        B1     B+    4.00   03/23/2018    1,649,588   1,637,216
                                                                                                               -----------
                                                                                                                19,663,909
                                                                                                               -----------
COMMUNICATIONS EQUIPMENT -- 0.2%
  CommScope, Inc....................................... BTL-B     Ba2     BB    3.75   12/29/2022      705,000     703,899
                                                                                                               -----------
CONSTRUCTION & ENGINEERING -- 0.4%
  Pike Corp............................................ 1st Lien   B2     B+    5.50   12/22/2021    1,274,119   1,275,181
                                                                                                               -----------
CONSTRUCTION MATERIALS -- 1.0%
  Headwaters, Inc...................................... BTL-B      B1    BB-    4.50   03/24/2022    1,875,000   1,877,344
  Quikrete Companies, Inc.............................. 1st Lien   B1     B+    4.00   09/28/2020      955,240     954,841
  Quikrete Companies, Inc.............................. 2nd Lien   B3     B-    7.00   03/26/2021      565,895     568,017
                                                                                                               -----------
                                                                                                                 3,400,202
                                                                                                               -----------
CONSUMER FINANCE -- 0.8%
  TransFirst Holdings, Inc............................. 1st Lien   B2     B     4.75   11/12/2021      875,600     874,232
  TransFirst Holdings, Inc............................. 2nd Lien  Caa2   CCC+   9.00   11/12/2022      700,000     700,350
  Vantiv LLC........................................... BTL-B     Ba3    BB+    3.75   06/13/2021    1,033,181   1,035,442
                                                                                                               -----------
                                                                                                                 2,610,024
                                                                                                               -----------
CONTAINERS & PACKAGING -- 2.1%
  Ardagh Packaging Finance PLC......................... BTL       Ba3     B+    4.00   12/17/2019      651,750     649,958
  BWAY Holding Corp.................................... BTL-B      B2     B-    5.50   08/14/2020    2,192,850   2,202,444
  Klockner Pentaplast of America....................... BTL        B1     B     5.00   04/28/2020      698,764     700,074
  Mauser Holding GmbH.................................. 2nd Lien  Caa2   CCC+   8.75   07/31/2022    1,605,000   1,580,925
  Novelis, Inc......................................... BTL-B     Ba2     BB    4.00   06/02/2022    1,131,232   1,124,162
  Tekni-Plex, Inc...................................... 2nd Lien  Caa2   CCC+   8.75   06/01/2023    1,095,000   1,093,631
                                                                                                               -----------
                                                                                                                 7,351,194
                                                                                                               -----------
DISTRIBUTORS -- 0.3%
  ABC Supply Co., Inc.................................. BTL-B      B1    BB+    3.50   04/16/2020    1,007,112   1,003,545
                                                                                                               -----------
DIVERSIFIED FINANCIAL SERVICES -- 1.8%
  ION Trading Technologies, Ltd........................ 2nd Lien  Caa1    B-    7.25   06/10/2022    2,345,000   2,339,138
  Media General, Inc................................... BTL-B     Ba3    BB+    4.00   07/31/2020      895,024     894,185
  Opal Acquisition, Inc................................ BTL-B      B1     B     5.00   11/27/2020      864,122     848,731
  Santander Asset Management........................... BTL       Ba2     BB    4.25   12/17/2020      993,358     994,290
  TransUnion LLC....................................... BTL        B1     B+    3.75   04/09/2021    1,005,203     995,151
                                                                                                               -----------
                                                                                                                 6,071,495
                                                                                                               -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.2%
  Altice Financing SA.................................. BTL        B1    BB-    5.25   02/04/2022      680,000     683,966
  Altice Financing SA.................................. BTL        B1     B-    5.25   02/04/2022 EUR  335,000     373,941
  Altice Financing SA.................................. BTL        B1    BB-    5.50   07/02/2019    2,920,525   2,941,211
  Level 3 Financing, Inc............................... BTL-B     Ba2     BB    3.50   05/31/2022    1,300,000   1,289,844
  Level 3 Financing, Inc............................... BTL-B2    Ba2     BB    4.00   08/01/2019    1,425,000   1,422,774
  XO Communications, Inc............................... BTL        B2    BB-    4.25   03/19/2021      866,948     864,997
                                                                                                               -----------
                                                                                                                 7,576,733
                                                                                                               -----------
ELECTRICAL EQUIPMENT -- 0.2%
  WireCo WorldGroup, Inc............................... BTL-B     Ba3     B+    6.00   02/15/2017      625,271     624,098
                                                                                                               -----------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.3%
  Ortho Clinical Diagnostics SA........................ BTL        B1     B     4.75   06/30/2021    1,227,538   1,201,111
                                                                                                               -----------
ENERGY EQUIPMENT & SERVICES -- 1.9%
  Drillships Financing Holding, Inc.................... BTL-B      B2     B     5.50   07/25/2021      996,480     843,520
  Pacific Drilling SA.................................. BTL-B      B3     B+    4.50   06/04/2018      818,300     659,413

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2015 -- (UNAUDITED) (CONTINUED)

                                                  RATINGS/(1)/
                                                  (UNAUDITED)
                                                  ------------
                                                               INTEREST  MATURITY  PRINCIPAL    VALUE
         INDUSTRY DESCRIPTION              TYPE   MOODY'S S&P    RATE   DATE/(2)/  AMOUNT**    (NOTE 2)
---------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES (CONTINUED)
 Paragon Offshore, Ltd.................. BTL-B     Ba3     B+    3.75%  07/18/2021 $  992,500 $   754,300
 Pinnacle Holdco SARL................... BTL        B1     B+    4.75   07/30/2019  1,018,665     921,892
 Seadrill Partners Finco LLC............ BTL-B     Ba3    BB-    4.00   02/21/2021  3,229,047   2,431,011
 Shelf Drilling Midco, Ltd.............. BTL        B1     B-    10.00  10/08/2018  1,240,000     892,800
                                                                                              -----------
                                                                                                6,502,936
                                                                                              -----------
FOOD & STAPLES RETAILING -- 3.5%
 Albertson's Holdings LLC............... BTL-B4    Ba3    BB-    5.50   08/25/2021  4,618,425   4,638,367
 BJ's Wholesale Club, Inc............... 1st Lien   B3     B-    4.50   09/26/2019  1,077,820   1,077,140
 Rite Aid Corp.......................... BTL        B2     B+    4.88   06/21/2021  2,230,000   2,229,304
 Rite Aid Corp.......................... 2nd Lien   B2     B+    5.75   08/21/2020  1,055,000   1,063,791
 Roundy's Supermarkets.................. BTL-B      B2     B     5.75   03/03/2021  1,008,091     974,068
 U.S. Foodservice....................... BTL        B2     B-    4.50   03/31/2019  2,181,483   2,183,756
                                                                                              -----------
                                                                                               12,166,426
                                                                                              -----------
FOOD PRODUCTS -- 1.8%
 H.J. Heinz Co.......................... BTL-B2    Ba1    BB+    3.25   06/05/2020  1,008,423   1,008,171
 Hearthside Food Solutions LLC.......... BTL        B1     B     4.50   06/02/2021  1,727,550   1,727,507
 Hostess Brands, Inc.................... BTL-B      NR     B+    6.75   04/09/2020    752,813     765,987
 Jacobs Douwe Egberts................... BTL-B     Ba3     BB    4.25   07/23/2021  1,285,000   1,286,606
 Pinnacle Operating Corp................ BTL-B2     B1     B+    4.75   11/15/2018  1,400,562   1,399,687
                                                                                              -----------
                                                                                                6,187,958
                                                                                              -----------
GAS UTILITIES -- 0.2%
 NGPL PipeCo LLC........................ BTL-B     Caa2   CCC    6.75   09/15/2017    593,496     566,788
                                                                                              -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.0%
 Alere Inc.............................. BTL-B     Ba3     B+    4.25   06/18/2022    550,000     550,229
 Immucor, Inc........................... BTL-B2     B1     B+    5.00   08/17/2018  1,817,493   1,822,037
 Sterigenics-Nordion Holdings LLC....... BTL-B      B1     B     4.25   05/15/2022  1,180,000   1,180,000
                                                                                              -----------
                                                                                                3,552,266
                                                                                              -----------
HEALTH CARE PROVIDERS & SERVICES -- 5.8%
 American Renal Holdings, Inc........... 1st Lien  Ba3     B     4.50   09/22/2019  2,035,636   2,026,730
 American Renal Holdings, Inc........... 2nd Lien  Caa1   CCC+   8.50   03/20/2020  1,879,617   1,870,219
 Aspen Dental Management, Inc........... BTL-B      B1     B     5.50   04/30/2022  1,300,000   1,302,167
 CHS/Community Health Systems, Inc...... BTL-F     Ba2     BB    3.53   12/31/2018  1,995,000   1,992,149
 CHS/Community Health Systems, Inc...... BTL-G     Ba2     BB    3.75   12/31/2019    994,464     994,049
 CHS/Community Health Systems, Inc...... BTL-H     Ba2     BB    4.00   01/27/2021  1,829,786   1,830,804
 Healogics, Inc......................... 1st Lien   B2     B     5.25   07/01/2021  1,003,122     997,479
 Inventiv Health, Inc................... BTL-B4     B2     B-    7.75   05/15/2018  1,100,000   1,096,791
 MPH Acquisition Holdings LLC........... BTL        B1     B+    3.75   03/31/2021  1,051,136   1,044,731
 Surgery Center Holdings, Inc........... 1st Lien   B1     B     5.25   11/03/2020  1,223,850   1,217,731
 Surgery Center Holdings, Inc........... 2nd Lien  Caa2   CCC+   8.50   11/03/2021  3,000,000   2,985,000
 U.S. Renal Care, Inc................... 1st Lien  Ba3     B     4.25   07/03/2019  1,118,338   1,116,241
 U.S. Renal Care, Inc................... 2nd Lien  Caa1   CCC+   8.50   01/03/2020    735,000     740,513
 U.S. Renal Care, Inc................... 2nd Lien  Caa1   CCC+   10.25  12/27/2019    666,000     670,995
                                                                                              -----------
                                                                                               19,885,599
                                                                                              -----------
HEALTH CARE TECHNOLOGY -- 0.3%
 IMS Health, Inc........................ BTL-B     Ba3    BB-    3.50   03/17/2021    989,247     981,828
                                                                                              -----------
HOTELS, RESTAURANTS & LEISURE -- 5.9%
 1011778 B.C. ULC....................... BTL-B     Ba3     B+    3.75   12/10/2021  1,533,136   1,531,219
 Aristocrat Leisure, Ltd................ BTL-B     Ba2     BB    4.75   10/20/2021  1,953,846   1,960,630
 Caesars Entertainment Operating Co.,
   Inc.+(7)............................. BTL-B6     NR     D     1.50   03/01/2017  3,023,792   2,704,673
 Caesars Growth Properties Holdings LLC. BTL        B2     B+    6.25   05/08/2021  1,086,891     918,423
 California Pizza Kitchen, Inc.......... BTL        B2     B-    5.25   03/29/2018  1,456,520   1,433,762
 CityCenter Holdings LLC................ BTL-B      B2    BB-    4.25   10/16/2020  1,136,820   1,136,211
 Four Seasons Holdings, Inc............. 2nd Lien  Caa1    B-    6.25   12/27/2020    835,000     835,000
 Hilton Worldwide Finance LLC........... BTL-B2    Ba2    BBB-   3.50   10/26/2020  1,617,655   1,616,082

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2015 -- (UNAUDITED) (CONTINUED)

                                                              RATINGS/(1)/
                                                              (UNAUDITED)
                                                              ------------
                                                                            INTEREST   MATURITY  PRINCIPAL    VALUE
               INDUSTRY DESCRIPTION                    TYPE   MOODY'S S&P     RATE    DATE/(2)/  AMOUNT**    (NOTE 2)
-----------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE (CONTINUED)
  La Quinta Intermediate Holdings LLC............... BTL-B      B1     BB    4.00%    04/14/2021 $1,151,168 $ 1,149,010
  Lindblad Expeditons, Inc.......................... BTL        B2    BB+     5.50    06/17/2022  1,771,431   1,771,431
  Lindblad Expeditons, Inc.......................... BTL        B2    BB+     5.50    06/17/2022    228,569     228,569
  Scientific Games International, Inc............... BTL-B2    Ba3    BB-     6.00    10/01/2021  1,074,600   1,073,134
  Station Casinos, Inc.............................. BTL-B      B1     B+     4.25    03/02/2020  2,086,327   2,082,975
  Town Sports International Holdings, Inc........... BTL        B3     B      4.50    11/15/2020  2,246,186   1,767,000
                                                                                                            -----------
                                                                                                             20,208,119
                                                                                                            -----------
INDUSTRIAL CONGLOMERATES -- 1.1%
  American Rock Salt Co. LLC........................ BTL-B      B2     B      4.75    05/20/2021  1,762,200   1,760,549
  American Rock Salt Co. LLC........................ 2nd Lien   B2     B      4.75    05/20/2021  1,246,851   1,240,617
  Filtration Group Corp............................. 1st Lien   B1     B      4.25    11/21/2020    931,813     933,366
                                                                                                            -----------
                                                                                                              3,934,532
                                                                                                            -----------
INDUSTRIAL POWER PRODUCERS & ENERGY TRADERS -- 0.3%
  Calpine Corp...................................... BTL       Ba3     BB     4.00    10/09/2019  1,007,312   1,005,895
                                                                                                            -----------
INSURANCE -- 3.3%
  Asurion Corp...................................... 1st Lien  Ba3     B      5.00    05/24/2019  3,708,621   3,711,195
  Asurion Corp...................................... 2nd Lien   B3    CCC+    8.50    03/03/2021  3,450,000   3,498,300
  Compass Investments, Inc.......................... BTL        B1     B      4.25    12/27/2019  1,122,755   1,122,053
  Cooper, Gay, Swett & Crawford, Ltd................ 1st Lien   B2     B-     5.00    04/16/2020    891,800     811,538
  Cooper, Gay, Swett & Crawford, Ltd................ 2nd Lien  Caa2   CCC     8.25    10/16/2020  1,430,000   1,201,200
  National Financial Partners Corp.................. BTL-B      B1     B      4.50    07/01/2020  1,160,936   1,159,484
                                                                                                            -----------
                                                                                                             11,503,770
                                                                                                            -----------
INTERNET & CATALOG RETAIL -- 1.0%
  Acosta, Inc....................................... BTL        B1     B      4.25    09/26/2021  2,129,275   2,121,733
  Lands' End, Inc................................... BTL-B      B1     B+     4.25    04/04/2021  1,450,578   1,382,884
                                                                                                            -----------
                                                                                                              3,504,617
                                                                                                            -----------
INTERNET SOFTWARE & SERVICES -- 0.5%
  Zayo Group LLC.................................... BTL-B     Ba2    BB-     3.75    05/06/2021  1,622,821   1,609,129
                                                                                                            -----------
IT SERVICES -- 3.3%
  Ceridian Corp..................................... BTL-B2    Ba3     B-     4.50    09/15/2020    527,194     521,790
  Evertec, Inc...................................... BTL-B      B1    BB-     3.50    04/17/2020    597,800     588,833
  First Data Corp................................... BTL-B      B1    BB-     3.69    03/24/2018  5,718,681   5,697,236
  First Data Corp................................... BTL        B1    BB-     3.69    09/24/2018  2,170,000   2,162,314
  First Data Corp................................... BTL-1      B1    BB-     3.94    06/23/2022  1,955,000   1,945,837
  MoneyGram International, Inc...................... BTL-B      B1     B+     4.25    03/27/2020    420,398     397,801
                                                                                                            -----------
                                                                                                             11,313,811
                                                                                                            -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.4%
  SRAM LLC.......................................... BTL-B      B1    BB-  4.00-5.25  04/10/2020  1,320,481   1,317,180
                                                                                                            -----------
LIFE SCIENCES TOOLS & SERVICES -- 0.5%
  Pharmaceutical Product Development, Inc........... BTL-B     Ba2     B+     4.00    12/05/2018  1,656,379   1,654,050
                                                                                                            -----------
MACHINERY -- 2.1%
  Alliance Laundry Systems LLC...................... BTL        B2     B      4.25    12/10/2018    702,284     703,162
  Gardner Denver, Inc............................... BTL        B1     B      4.25    07/30/2020  1,837,325   1,792,999
  Harbor Freight Tools USA, Inc..................... BTL-B      B1    BB-     4.75    07/26/2019    974,254     978,394
  Husky International, Ltd.......................... 1st Lien   B1     B      4.25    06/30/2021    457,371     455,198
  Husky International, Ltd.......................... 2nd Lien  Caa1    B-     7.25    06/30/2022    674,403     666,816
  Paladin Brands Holding, Inc....................... BTL        B2    BB-  6.75-7.75  08/16/2019  1,795,304   1,793,060
  Rexnord Corp...................................... BTL-B      B2    BB-     4.00    08/21/2020  1,001,339     997,584
                                                                                                            -----------
                                                                                                              7,387,213
                                                                                                            -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2015 -- (UNAUDITED) (CONTINUED)

                                                                    RATINGS/(1)/
                                                                    (UNAUDITED)
                                                                    ------------
                                                                                 INTEREST  MATURITY  PRINCIPAL    VALUE
                INDUSTRY DESCRIPTION                       TYPE     MOODY'S S&P    RATE   DATE/(2)/  AMOUNT**    (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
MEDIA -- 7.9%
  Advantage Sales & Marketing LLC..................... 1st Lien       B1     B     4.25%  07/25/2021 $3,004,302 $ 2,987,136
  Advantage Sales & Marketing LLC..................... 2nd Lien      Caa1   CCC+   7.50   07/25/2022  2,525,000   2,535,822
  Delta 2 (Lux) SARL.................................. BTL-B3         B2     B     4.75   07/31/2021  4,894,124   4,862,009
  Delta 2 (Lux) SARL.................................. 2nd Lien      Caa2   CCC+   7.75   07/31/2022  2,495,000   2,491,103
  Getty Images, Inc................................... BTL-B          B2     B-    4.75   10/18/2019  1,854,658   1,374,765
  Hicks Sports Group+(7)(9)........................... BTL-B          NR     NR    6.75   12/22/2011  1,006,858      30,206
  Hoyts Cinemas Group................................. 2nd Lien       B3    CCC+   8.25   11/20/2020    450,000     441,000
  Interactive Data Corp............................... BTL            B2     B+    4.75   05/02/2021  3,083,375   3,089,798
  ION Media Networks, Inc............................. BTL-B          B1     B+    4.75   12/18/2020  2,131,191   2,128,527
  Numericable Finance & Co. SCA....................... BTL-B1        Ba3     B+    4.50   05/21/2020  1,242,992   1,245,394
  Numericable Finance & Co. SCA....................... BTL-B2        Ba3     B+    4.50   05/21/2020  1,075,358   1,077,435
  Salem Communications Corp........................... BTL-B          B2     B     4.50   03/16/2020    831,133     826,458
  Truven Health Analytics, Inc........................ BTL-B          B1     B     4.50   06/06/2019  1,105,376   1,101,922
  Univision Communications, Inc....................... BTL-C4         B2     B+    4.00   03/01/2020  2,973,820   2,951,517
                                                                                                                -----------
                                                                                                                 27,143,092
                                                                                                                -----------
METALS & MINING -- 1.4%
  Ameriforge Group, Inc............................... BTL            B3     B+    5.00   12/19/2019    928,890     773,301
  Crosby Worldwide, Ltd............................... 1st Lien       B1     B     3.75   11/23/2020  1,040,081     984,176
  Dynacast International, Inc......................... BTL           Ba3     B     4.50   01/30/2022    748,125     750,930
  Fortescue Metals Group, Ltd......................... BTL           Ba1    BB+    3.75   06/30/2019  1,018,752     902,551
  Signode Industrial Group U.S., Inc.................. BTL-B          B1     B+    3.75   05/01/2021  1,337,167   1,330,481
                                                                                                                -----------
                                                                                                                  4,741,439
                                                                                                                -----------
MULTI UTILITIES -- 1.0%
  Energy Future Intermediate Holding Co. LLC(7)....... DIP            NR     NR    4.25   06/19/2016  1,215,000   1,216,012
  Texas Competitive Electric Holdings Co. LLC+(7)(10). BTL            NR     NR    4.67   10/10/2017  4,174,956   2,390,162
                                                                                                                -----------
                                                                                                                  3,606,174
                                                                                                                -----------
MULTILINE RETAIL -- 0.7%
  Dollar Tree, Inc.................................... BTL-B         Ba1    BB+    3.50   07/06/2022  1,349,241   1,348,678
  Neiman Marcus Group, Inc............................ BTL-B          B2     B     4.25   10/25/2020  1,089,763   1,082,580
                                                                                                                -----------
                                                                                                                  2,431,258
                                                                                                                -----------
OIL, GAS & CONSUMABLE FUELS -- 4.3%
  American Energy Marcellus LLC....................... 1st Lien      Ba3    CCC+   5.25   08/04/2020  1,565,000   1,204,268
  American Energy Marcellus LLC....................... 2nd Lien      Caa1   CCC-   8.50   08/04/2021    835,000     442,550
  Arch Coal, Inc...................................... BTL           Caa1    B-    6.25   05/16/2018  1,723,367   1,178,352
  Callon Petroleum Co................................. 2nd Lien       NR     NR    8.50   10/08/2021  1,620,000   1,599,750
  Chief Exploration & Development LLC................. 2nd Lien       NR     NR    7.50   05/12/2021  1,785,000   1,684,594
  Energy Transfer Equity LP........................... BTL           Ba2     BB    4.00   12/02/2019    929,412     928,582
  Philadelphia Energy Solutions LLC................... BTL-B          B1    BB-    6.25   04/04/2018    933,513     931,179
  Power Buyer LLC..................................... BTL            B2     B+    4.25   05/06/2020    993,067     990,584
  Power Buyer LLC..................................... Delayed Draw   B2     B+    4.25   05/06/2020     53,296      53,030
  Power Buyer LLC..................................... 2nd Lien      Caa2   CCC+   7.53   11/06/2020  1,670,000   1,644,950
  Samson Investment Co................................ 2nd Lien      Caa2   CCC-   5.00   09/25/2018  1,500,000     592,500
  Templar Energy LLC.................................. 2nd Lien       B3     B-    8.50   11/25/2020  1,825,000   1,355,063
  Western Refining LP................................. BTL-B          B1    BB-    4.25   11/12/2020  2,142,350   2,132,309
                                                                                                                -----------
                                                                                                                 14,737,711
                                                                                                                -----------
PAPER & FOREST PRODUCTS -- 0.3%
  Exopack LLC......................................... BTL            B1     B     4.50   05/08/2019  1,117,546   1,118,942
                                                                                                                -----------
PHARMACEUTICALS -- 3.3%
  Alkermes, Inc....................................... BTL-B         Ba3    BB+    3.50   09/18/2019    990,657     989,832
  Catalent Pharma Solutions, Inc...................... BTL-B2         B1     BB    4.25   05/20/2021  2,447,441   2,449,888
  Endo Luxembourg Finance Co.(16)..................... BTL-B         Ba1     BB    3.75   06/11/2022  2,795,000   2,801,988
  PRA Holdings, Inc................................... 1st Lien       B1     B+    4.50   09/23/2020  1,912,433   1,912,830
  Valeant Pharmaceuticals International, Inc.......... BTL-F1        Ba1    BB+    4.00   04/01/2022  3,138,559   3,135,706
                                                                                                                -----------
                                                                                                                 11,290,244
                                                                                                                -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2015 -- (UNAUDITED) (CONTINUED)

                                                                      RATINGS/(1)/
                                                                      (UNAUDITED)
                                                                      ------------
                                                                                   INTEREST  MATURITY  PRINCIPAL     VALUE
              INDUSTRY DESCRIPTION                       TYPE         MOODY'S S&P    RATE   DATE/(2)/  AMOUNT**     (NOTE 2)
------------------------------------------------------------------------------------------------------------------------------
PROFESSIONAL SERVICES -- 0.7%
  Nexeo Solutions LLC............................ BTL-B1                B3     B     5.00%  09/08/2017 $1,472,054 $  1,446,906
  On Assignment, Inc............................. BTL                  Ba2     BB    3.75   05/19/2022  1,043,939    1,043,939
                                                                                                                  ------------
                                                                                                                     2,490,845
                                                                                                                  ------------
REAL ESTATE INVESTMENT TRUSTS -- 0.4%
  Capital Automotive LP.......................... 2nd Lien              B1     B-    6.00   04/30/2020  1,405,000    1,425,489
                                                                                                                  ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.2%
  DTZ US Borrower LLC............................ 1st Lien              B1     B+    5.50   11/04/2021  1,357,133    1,364,767
  DTZ US Borrower LLC............................ 2nd Lien              B3     B-    9.25   11/05/2022  1,085,000    1,086,809
  Realogy Corp................................... CLTL                 Ba2     BB    0.12   10/10/2016     86,092       85,231
  Realogy Corp................................... BTL                  Ba2     BB    3.75   03/05/2020  1,560,850    1,556,461
                                                                                                                  ------------
                                                                                                                     4,093,268
                                                                                                                  ------------
ROAD & RAIL -- 1.0%
  Neff Rental LLC................................ 2nd Lien             Caa1    B-    7.25   06/09/2021  1,782,757    1,763,815
  Swift Transportation Co., Inc.................. BTL-B                Ba2    BB+    3.75   06/09/2021  1,609,625    1,612,308
                                                                                                                  ------------
                                                                                                                     3,376,123
                                                                                                                  ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.9%
  Avago Technologies, Ltd........................ BTL-B                Ba1    BBB-   3.75   05/06/2021  1,249,499    1,250,777
  Entegris, Inc.................................. BTL-B                Ba3    BB+    3.50   04/30/2021    805,595      801,063
  Freescale Semiconductor, Inc................... BTL-B4                B1     B     4.25   03/01/2020  2,987,177    2,989,044
  Lattice Semiconductor Corp..................... 1st Lien             Ba3    BB-    5.25   03/10/2021  1,496,250    1,498,120
                                                                                                                  ------------
                                                                                                                     6,539,004
                                                                                                                  ------------
SOFTWARE -- 5.1%
  Epicore Software Co............................ 1st Lien              B2     B     4.75   06/01/2022  2,060,000    2,051,847
  Hyland Software, Inc........................... BTL                   B2     B     4.75   02/19/2021  2,091,934    2,094,549
  Kronos, Inc.................................... BTL-C                 B1     B-    4.50   10/30/2019  3,597,862    3,594,264
  Kronos, Inc.................................... 2nd Lien             Caa2   CCC    9.75   04/30/2020  2,678,362    2,748,669
  Lawson Software, Inc........................... BTL-B5               Ba3     B+    3.75   06/03/2020    950,532      936,512
  Magic Newco LLC................................ BTL                   B1     B+    5.00   12/12/2018  2,082,717    2,082,067
  M.A.FinanceCo LLC.............................. BTL                   B1    BB-    5.25   11/19/2021    882,353      883,141
  SS& C Technologies, Inc........................ BTL-B1                NR     BB    4.00   07/08/2022  2,465,000    2,463,972
  SS& C Technologies, Inc........................ BTL-B2                NR     BB    4.00   07/08/2022    555,000      554,769
                                                                                                                  ------------
                                                                                                                    17,409,790
                                                                                                                  ------------
SPECIALTY RETAIL -- 5.3%
  At Home Holding III, Inc....................... BTL                   B2     B-    5.00   06/03/2022  7,000,000    6,965,000
  Bass Pro Group LLC............................. BTL-B                 B1    BB-    4.00   06/05/2020  1,361,588    1,361,588
  J Crew Operating Corp.......................... BTL-B1                B2     B-    4.00   03/05/2021    748,872      646,487
  Michaels Stores, Inc........................... BTL-B2               Ba3    BB-    3.75   01/28/2020    996,101      992,158
  Party City Holdings, Inc....................... BTL                   B1     B     4.00   07/27/2019  1,985,271    1,979,998
  PetSmart, Inc.................................. BTL-B                Ba3    BB-    4.25   03/11/2022  4,485,000    4,477,864
  Serta Simmons Holdings LLC..................... BTL-B                 B1     B+    4.25   10/01/2019    961,398      961,278
  Staples, Inc.(16).............................. BTL-B                Baa2   BBB    3.50   04/07/2021  1,000,000      998,056
                                                                                                                  ------------
                                                                                                                    18,382,429
                                                                                                                  ------------
TECH HARDWARE, STORAGE & PERIPHERAL -- 0.3%
  CDW Corp....................................... BTL                  Ba2    BB+    3.25   04/29/2020    873,626      865,375
                                                                                                                  ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.7%
  LTS Buyer LLC.................................. 2nd Lien             Caa1   CCC+   8.00   04/12/2021    271,975      270,162
  Syniverse Technologies, Inc.................... BTL-B                 B1     B+    4.00   04/23/2019  2,203,761    2,076,357
                                                                                                                  ------------
                                                                                                                     2,346,519
                                                                                                                  ------------
  TOTAL LOANS (cost $327,793,698)................                                                                 $318,544,178
                                                                                                                  ------------
U.S. CORPORATE BONDS & NOTES -- 5.5%
COMMUNICATIONS EQUIPMENT -- 0.3%
  Alcatel-Lucent USA, Inc.*...................... Company Guar. Notes   B3     B     6.75   11/15/2020    890,000      941,175
                                                                                                                  ------------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2015 -- (UNAUDITED) (CONTINUED)

                                                                             RATINGS/(1)/
                                                                             (UNAUDITED)
                                                                             ------------
                                                                                          INTEREST  MATURITY  PRINCIPAL
                 INDUSTRY DESCRIPTION                           TYPE         MOODY'S S&P    RATE   DATE/(2)/  AMOUNT**
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 0.7%
  Argos Merger Sub, Inc.*............................... Senior Notes          B3     B-    7.13%  03/15/2023 $  805,000
  ZF NA Capital*........................................ Company Guar. Notes  Ba2     BB    4.00   04/29/2020  1,406,000



DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.0%
  Level 3 Financing, Inc................................ Company Guar. Notes   B3     B     5.38   08/15/2022    500,000

HEALTH CARE EQUIPMENT & SUPPLIES -- 0.2%
  Hologic, Inc.*........................................ Company Guar. Notes   B1     BB    5.25   07/15/2022    570,000

HEALTH CARE PROVIDERS & SERVICES -- 0.6%
  CHS/Community Health Systems, Inc..................... Company Guar. Notes   B3     B-    6.88   02/01/2022    620,000
  MPH Acquisition Holdings LLC*......................... Company Guar. Notes  Caa1   CCC+   6.63   04/01/2022    285,000
  Tenet Healthcare Corp................................. Senior Notes          B3    CCC+   8.13   04/01/2022  1,035,000



INDUSTRIAL POWER PRODUCERS & ENERGY TRADERS -- 0.3%
  Dynegy Finance, Inc.*................................. Senior Sec. Notes     B3     B+    6.75   11/01/2019  1,020,000

IT SERVICES -- 0.3%
  First Data Corp.*..................................... Senior Sec. Notes     B1    BB-    7.38   06/15/2019  1,135,000

MEDIA -- 0.9%
  Cequel Communications Holdings I LLC*................. Senior Notes          B3     B-    5.13   12/15/2021    975,000
  LIN Television Corp.*................................. Senior Notes          B3     B+    5.88   11/15/2022  1,000,000
  Tribune Media Co.*.................................... Company Guar. Notes   B2    BB-    5.88   07/15/2022  1,190,000



MULTILINE RETAIL -- 0.2%
  Family Tree Escrow LLC*............................... Senior Notes         Ba3     B+    5.75   03/01/2023    495,000

OIL, GAS & CONSUMABLE FUELS -- 0.6%
  EP Energy LLC......................................... Company Guar. Notes   B1     B     9.38   05/01/2020    758,000
  Rosetta Resources, Inc................................ Company Guar. Notes   B1     B+    5.88   06/01/2022    975,000
  WPX Energy, Inc....................................... Senior Notes         Ba1     BB    5.25   09/15/2024    315,000



SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.3%
  Freescale Semiconductor, Inc.*........................ Senior Sec. Notes     B1     B     6.00   01/15/2022    815,000

SOFTWARE -- 0.3%
  Infor Software Parent LLC*............................ Company Guar. Notes  Caa1   CCC+   7.13   05/01/2021    895,000
  SS&C Technologies, Inc.*.............................. Senior Notes          B3     B+    5.88   07/15/2023    380,000



SPECIALTY RETAIL -- 0.2%
  Party City Holdings, Inc.............................. Company Guar. Notes  Caa1   CCC+   8.88   08/01/2020    540,000

TECH HARDWARE, STORAGE & PERIPHERAL -- 0.3%
  CDW LLC/CDW Finance Corp.............................. Company Guar. Notes   B1     B+    6.00   08/15/2022  1,000,000

WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
  Sprint Corp........................................... Company Guar. Notes   B2     B+    7.25   09/15/2021  1,000,000

  TOTAL U.S. CORPORATE BONDS & NOTES (cost $18,564,865).

FOREIGN CORPORATE BONDS & NOTES -- 2.8%
BANKS -- 0.3%
  Banco Bilbao Vizcaya Argentaria SA VRS(11)............ Jr. Sub. Notes        NR     NR    9.00   05/09/2018    400,000
  Societe Generale SA VRS(11)........................... Jr. Sub. Notes       Ba2    BB+    8.25   11/29/2018    400,000



DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%
  Altice Financing SA*.................................. Senior Sec. Notes     B1    BB-    6.50   01/15/2022  1,000,000

ENERGY EQUIPMENT & SERVICES -- 0.2%
  Shelf Drilling Holdings, Ltd.*........................ Senior Sec. Notes    Ba3     B+    8.63   11/01/2018    695,000




                                                           VALUE
                 INDUSTRY DESCRIPTION                     (NOTE 2)
--------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 0.7%
  Argos Merger Sub, Inc.*............................... $   843,238
  ZF NA Capital*........................................   1,404,243
                                                         -----------
                                                           2,247,481
                                                         -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.0%
  Level 3 Financing, Inc................................     505,000
                                                         -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.2%
  Hologic, Inc.*........................................     582,113
                                                         -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.6%
  CHS/Community Health Systems, Inc.....................     654,100
  MPH Acquisition Holdings LLC*.........................     291,056
  Tenet Healthcare Corp.................................   1,131,773
                                                         -----------
                                                           2,076,929
                                                         -----------
INDUSTRIAL POWER PRODUCERS & ENERGY TRADERS -- 0.3%
  Dynegy Finance, Inc.*.................................   1,061,310
                                                         -----------
IT SERVICES -- 0.3%
  First Data Corp.*.....................................   1,179,833
                                                         -----------
MEDIA -- 0.9%
  Cequel Communications Holdings I LLC*.................     885,422
  LIN Television Corp.*.................................   1,012,500
  Tribune Media Co.*....................................   1,198,925
                                                         -----------
                                                           3,096,847
                                                         -----------
MULTILINE RETAIL -- 0.2%
  Family Tree Escrow LLC*...............................     517,275
                                                         -----------
OIL, GAS & CONSUMABLE FUELS -- 0.6%
  EP Energy LLC.........................................     810,075
  Rosetta Resources, Inc................................   1,040,813
  WPX Energy, Inc.......................................     290,194
                                                         -----------
                                                           2,141,082
                                                         -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.3%
  Freescale Semiconductor, Inc.*........................     863,900
                                                         -----------
SOFTWARE -- 0.3%
  Infor Software Parent LLC*............................     897,238
  SS&C Technologies, Inc.*..............................     383,800
                                                         -----------
                                                           1,281,038
                                                         -----------
SPECIALTY RETAIL -- 0.2%
  Party City Holdings, Inc..............................     576,450
                                                         -----------
TECH HARDWARE, STORAGE & PERIPHERAL -- 0.3%
  CDW LLC/CDW Finance Corp..............................   1,032,500
                                                         -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
  Sprint Corp...........................................     975,000
                                                         -----------
  TOTAL U.S. CORPORATE BONDS & NOTES (cost $18,564,865).  19,077,933
                                                         -----------
FOREIGN CORPORATE BONDS & NOTES -- 2.8%
BANKS -- 0.3%
  Banco Bilbao Vizcaya Argentaria SA VRS(11)............     430,000
  Societe Generale SA VRS(11)...........................     419,420
                                                         -----------
                                                             849,420
                                                         -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%
  Altice Financing SA*..................................   1,000,000
                                                         -----------
ENERGY EQUIPMENT & SERVICES -- 0.2%
  Shelf Drilling Holdings, Ltd.*........................     618,550
                                                         -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2015 -- (UNAUDITED) (CONTINUED)

                                                                                                     RATINGS/(1)/
                                                                                                     (UNAUDITED)
                                                                                                     -----------

                                                                                                                  INTEREST
                             INDUSTRY DESCRIPTION                                       TYPE         MOODY'S  S&P   RATE
---------------------------------------------------------------------------------------------------------------------------
METALS & MINING -- 0.4%
 Constellium NV*................................................................ Senior Notes          B1      B    8.00%
 Essar Steel Algoma, Inc.*...................................................... Senior Sec. Notes     B2     B-    9.50



OIL, GAS & CONSUMABLE FUELS -- 0.3%
 Tullow Oil PLC*................................................................ Company Guar. Notes   B3     B+    6.00

PAPER & FOREST PRODUCTS -- 0.7%
 Norbord, Inc.*................................................................. Senior Sec. Notes     Ba2    BB-   6.25
 Tembec Industries, Inc.*....................................................... Senior Sec. Notes     B3     B-    9.00



PHARMACEUTICALS -- 0.6%
 Endo International PLC*........................................................ Company Guar. Notes   B1      B    6.00
 Valeant Pharmaceuticals International, Inc.*................................... Senior Notes          B1      B    5.38



 TOTAL FOREIGN CORPORATE BONDS & NOTES (cost $9,923,840)........................

COMMON STOCKS -- 0.0%
MEDIA -- 0.0%
 Berry Co. LLC+(5)(6)(12) (cost $668,529).......................................

PREFERRED SECURITIES -- 0.0%
COMMERCIAL SERVICES & SUPPLIES -- 0.0%
 Ancora Holdings LLC 6.00%(5)(6)(12) (cost $0)..................................

MEMBERSHIP INTEREST -- 0.0%
MEDIA -- 0.0%
 NextMedia Operating, Inc.+(5)(6)(12)...........................................
 VSS-AHC Holdings LLC+(5)(6)(12)................................................

 TOTAL MEMBERSHIP INTEREST (cost $285,132)......................................

WARRANTS -- 0.0%
COMMERCIAL SERVICES & SUPPLIES -- 0.0%
 Ancora Holdings LLC Expires 08/12/2020 (Strike Price $1.90)+(5)(6)(12) (cost
   $0)..........................................................................

 TOTAL LONG-TERM INVESTMENT SECURITIES (cost $357,236,064)......................

SHORT-TERM INVESTMENT SECURITIES -- 1.1%
REGISTERED INVESTMENT COMPANIES -- 1.1%
 SSgA Money Market Fund, Class N 0.00%(15) (cost $3,901,181)....................

REPURCHASE AGREEMENTS -- 1.0%
 Bank of America Securities LLC Joint Repurchase Agreement(13)..................
 Barclays Capital, Inc. Joint Repurchase Agreement(13)..........................
 BNP Paribas SA Joint Repurchase Agreement(13)..................................
 Deutsche Bank AG Joint Repurchase Agreement(13)................................
 RBS Securities, Inc. Joint Repurchase Agreement(13)............................

 TOTAL REPURCHASE AGREEMENTS (cost $3,495,000)..................................

TOTAL INVESTMENTS
 (cost $364,632,245)(14)........................................................
LIABILITIES IN EXCESS OF OTHER ASSETS...........................................

NET ASSETS......................................................................




                                                                                             PRINCIPAL
                                                                                  MATURITY   AMOUNT**/      VALUE
                             INDUSTRY DESCRIPTION                                DATE/(2)/    SHARES       (NOTE 2)
----------------------------------------------------------------------------------------------------------------------
METALS & MINING -- 0.4%
 Constellium NV*................................................................ 01/15/2023 $  545,000   $    558,625
 Essar Steel Algoma, Inc.*...................................................... 11/15/2019    970,000        822,075
                                                                                                         ------------
                                                                                                            1,380,700
                                                                                                         ------------
OIL, GAS & CONSUMABLE FUELS -- 0.3%
 Tullow Oil PLC*................................................................ 11/01/2020  1,300,000      1,178,125
                                                                                                         ------------
PAPER & FOREST PRODUCTS -- 0.7%
 Norbord, Inc.*................................................................. 04/15/2023  1,000,000      1,012,500
 Tembec Industries, Inc.*....................................................... 12/15/2019  1,495,000      1,420,250
                                                                                                         ------------
                                                                                                            2,432,750
                                                                                                         ------------
PHARMACEUTICALS -- 0.6%
 Endo International PLC*........................................................ 11/29/2019    560,000        572,600
 Valeant Pharmaceuticals International, Inc.*................................... 03/15/2020  1,500,000      1,548,750
                                                                                                         ------------
                                                                                                            2,121,350
                                                                                                         ------------
 TOTAL FOREIGN CORPORATE BONDS & NOTES (cost $9,923,840)........................                            9,580,895
                                                                                                         ------------
COMMON STOCKS -- 0.0%
MEDIA -- 0.0%
 Berry Co. LLC+(5)(6)(12) (cost $668,529).......................................                 1,136         34,977
                                                                                                         ------------
PREFERRED SECURITIES -- 0.0%
COMMERCIAL SERVICES & SUPPLIES -- 0.0%
 Ancora Holdings LLC 6.00%(5)(6)(12) (cost $0)..................................                    56              0
                                                                                                         ------------
MEMBERSHIP INTEREST -- 0.0%
MEDIA -- 0.0%
 NextMedia Operating, Inc.+(5)(6)(12)...........................................                 7,916          1,108
 VSS-AHC Holdings LLC+(5)(6)(12)................................................                12,608         10,212
                                                                                                         ------------
 TOTAL MEMBERSHIP INTEREST (cost $285,132)......................................                               11,320
                                                                                                         ------------
WARRANTS -- 0.0%
COMMERCIAL SERVICES & SUPPLIES -- 0.0%
 Ancora Holdings LLC Expires 08/12/2020 (Strike Price $1.90)+(5)(6)(12) (cost
   $0)..........................................................................                     3              0
                                                                                                         ------------
 TOTAL LONG-TERM INVESTMENT SECURITIES (cost $357,236,064)......................                          347,249,303
                                                                                                         ------------
SHORT-TERM INVESTMENT SECURITIES -- 1.1%
REGISTERED INVESTMENT COMPANIES -- 1.1%
 SSgA Money Market Fund, Class N 0.00%(15) (cost $3,901,181)....................             3,901,181      3,901,181
                                                                                                         ------------
REPURCHASE AGREEMENTS -- 1.0%
 Bank of America Securities LLC Joint Repurchase Agreement(13)..................            $  750,000        750,000
 Barclays Capital, Inc. Joint Repurchase Agreement(13)..........................               660,000        660,000
 BNP Paribas SA Joint Repurchase Agreement(13)..................................               660,000        660,000
 Deutsche Bank AG Joint Repurchase Agreement(13)................................               765,000        765,000
 RBS Securities, Inc. Joint Repurchase Agreement(13)............................               660,000        660,000
                                                                                                         ------------
 TOTAL REPURCHASE AGREEMENTS (cost $3,495,000)..................................                            3,495,000
                                                                                                         ------------
TOTAL INVESTMENTS
 (cost $364,632,245)(14)........................................................                 102.9%   354,645,484
LIABILITIES IN EXCESS OF OTHER ASSETS...........................................                  (2.9)%  (10,040,006)
                                                                                            ----------   ------------
NET ASSETS......................................................................                 100.0%  $344,605,478
                                                                                            ==========   ============

--------
BTLBank Term Loan
CLTLCredit Linked Term Loan
EUREuro Dollar
DIPDebtor in Possession
NR Security is not rated.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2015 -- (UNAUDITED) (CONTINUED)

VRS--VariableRate Security
The rates shown on VRS are the current interest rates as of June 30, 2015 and unless noted otherwise, the dates shown are the original maturity dates.
+  Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At June 30, 2015, the aggregate value of these securities was $20,793,503, representing 6.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
** Denominated in United States Dollars unless otherwise indicated.
(1)Bank loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered below investment grade. Ratings provided are as of June 30, 2015.
(2)Based on the stated maturity, the weighted average maturity of the loans held in the portfolio is approximately 64 months. Loans in the Fund's portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(3)The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. The rates shown are the current rates as of June 30, 2015. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(4)All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5)Illiquid security. At June 30, 2015, the aggregate value of these securities was $46,297, representing 0.0% of net assets.
(6)Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(7)Company has filed for Chapter 11 bankruptcy protection.
(8)Company has filed for Chapter 7 bankruptcy.
(9)Loan is in default of interest and did not pay principal at maturity.
(10)Loan is in default of interest.
(11)Perpetual maturity--maturity date reflects the next call date.
(12)Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2015, the Fund held the following restricted securities:

                             ACQUISITION        ACQUISITION         VALUE PER % OF NET
DESCRIPTION                     DATE     SHARES    COST      VALUE    SHARE    ASSETS
-----------                  ----------- ------ ----------- ------- --------- --------
COMMON STOCKS
 Berry Co. LLC.............. 04/24/2008   1,136  $668,529   $34,977  $30.79     0.00%
PREFERRED SECURITIES
 Ancora Holdings LLC
   6.00%.................... 08/12/2013      56         0         0    0.00     0.00
MEMBERSHIP INTEREST
 NextMedia Operating, Inc... 06/16/2010   7,916   270,682     1,108    0.14     0.00
  VSS-AHC Holdings LLC...... 06/01/2007  12,608    14,450    10,212    0.81     0.00
WARRANTS
 Ancora Holdings LLC
   Expire 08/12/2020........ 08/12/2013       3         0         0    0.00     0.00
                                                            -------             ----
                                                            $46,297             0.00%
                                                            =======             ====

(13)See Note 2 for details of the Joint Repurchase Agreement.
(14)See Note 6 for cost of investments on a tax basis.
(15)The rate shown is the 7-day yield as of June 30, 2015.
(16)As of June 30, 2015, the loan has not settled and as a result, the interest rate is estimated based on information available.

FORWARD FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

               CONTRACT TO IN EXCHANGE  DELIVERY   UNREALIZED   UNREALIZED
COUNTERPARTY     DELIVER       FOR        DATE    APPRECIATION DEPRECIATION
-------------- ----------- ----------- ---------- ------------ ------------
Citibank N.A.. EUR 333,000 USD 373,472 07/31/2015    $2,088        $--
                                                     ======        ===

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2015 -- (UNAUDITED) (CONTINUED)


The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2015 (see Note 2):

                                    LEVEL 1--UNADJUSTED  LEVEL 2--OTHER   LEVEL 3--SIGNIFICANT
                                       QUOTED PRICES    OBSERVABLE INPUTS UNOBSERVABLE INPUTS     TOTAL
                                    ------------------- ----------------- -------------------- ------------
ASSETS:
Investments at Value:*
Loans:
  Commercial Services & Supplies...     $       --        $ 19,663,909          $     0        $ 19,663,909
  Media............................             --          27,112,886           30,206          27,143,092
  Other Industries.................             --         271,737,177               --         271,737,177
U.S. Corporate Bonds & Notes.......             --          19,077,933               --          19,077,933
Foreign Corporate Bonds & Notes....             --           9,580,895               --           9,580,895
Common Stocks......................             --                  --           34,977              34,977
Preferred Securities...............             --                  --                0                   0
Membership Interest................             --                  --           11,320              11,320
Warrants...........................             --                  --                0                   0
Short-Term Investment Securities...      3,901,181                  --               --           3,901,181
Repurchase Agreements..............             --           3,495,000               --           3,495,000
                                        ----------        ------------          -------        ------------
TOTAL INVESTMENTS AT VALUE.........     $3,901,181        $350,667,800          $76,503        $354,645,484
                                        ==========        ============          =======        ============
Other Financial Instruments:@
Forward Foreign Currency Contracts.     $       --        $      2,088          $    --        $      2,088
                                        ==========        ============          =======        ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.
@ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2015 -- (UNAUDITED)

Note 1. Organization of the Fund

   SunAmerica Senior Floating Rate Fund, Inc. (the "Fund") is an open-end, diversified management investment company. The Fund was organized as a Maryland corporation in 1998 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is managed by SunAmerica Asset Management, LLC. (the "Adviser" or "SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Fund's investment goal and principal investment techniques are to provide as high a level of current income as is consistent with the preservation of capital by investing, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in senior secured floating rate loans and other institutionally traded secured floating rate debt obligations ("Loans"). The Fund may also purchase both investment grade and high yield fixed income securities and money market instruments, although the Fund may not invest more than 10% of its total assets in high yield fixed income securities. The Fund may invest in foreign securities, including up to 10% of its total assets in non-U.S. dollar denominated Loans and high yield fixed income securities and up to 25% of its total assets in U.S. dollar denominated Loans issued by non-U.S. companies.

   The Fund offers two classes of shares. Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. Class C shares are offered for sale at net asset value without a front-end sales charge, although a CDSC may be imposed on redemptions made within 12 months of purchase. The share classes differ in their respective distribution and account maintenance fees. All classes have equal rights to assets and voting privileges except as may otherwise be provided in the Fund's registration statement.

   INDEMNIFICATIONS: The Fund's organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund. In addition, pursuant to Indemnification Agreements between the Fund and each of the current directors who is not an "interested person," as defined in
   Section 2(a)(19) of the 1940 Act, of the Fund (collectively, the "Disinterested Directors"), the Fund provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business, the Fund enters into contracts that contain the obligation to indemnify others. The Fund's maximum exposure under these arrangements is unknown. Currently, however, the Fund expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

   SECURITY VALUATION: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) (CONTINUED)

   entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities

   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the "Board"), etc.)

   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Fund's own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

   The summary of the Fund's assets and liabilities classified in the fair value hierarchy as of June 30, 2015, is reported on a schedule following the Portfolio of Investments.

   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities and foreign equity futures contracts, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) (CONTINUED)


   Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

   Senior secured floating rate loans ("Loans") are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

   Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

   Forward foreign currency contracts ("forward contracts") are valued at the 4:00 pm Eastern time forward rate and are generally categorized as Level 2.

   The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   DERIVATIVE INSTRUMENTS:

   FORWARD FOREIGN CURRENCY CONTRACTS: The Fund may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the period ended June 30, 2015, the Fund used forward contracts to protect securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. As of June 30, 2015, the Fund had open forward contracts, which are reported on a schedule following the Fund's Portfolio of Investments.

   A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks to the Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund's loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund's maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) (CONTINUED)

   because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

   MASTER AGREEMENTS: The Fund holds derivative instruments and other financial instruments whereby the Fund may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements ("Master Agreements") with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on the Fund's net position with each counterparty. Master Agreements may also include certain provisions that require the Fund to post additional collateral upon the occurrence of certain events, such as when a Fund's net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to the Fund may also occur upon a decline in the Fund's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund's counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Fund's financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to the Financial Statements. The Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

   The following tables represent the value of derivatives held as of June 30, 2015, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the period ended June 30, 2015. The Fund's derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of June 30, 2015, please refer to a schedule following the Fund's Portfolio of Investments.

                    ASSET DERIVATIVES            LIABILITY DERIVATIVES
                    -----------------            --------------------
                                                       FOREIGN
               FOREIGN EXCHANGE CONTRACTS         EXCHANGE CONTRACTS
               --------------------------         -----------------
                                                   FORWARD FOREIGN
          FORWARD FOREIGN CURRENCY CONTRACTS(1)  CURRENCY CONTRACTS(2)
          -------------------------------------  --------------------
                         $2,088                          $--
                         ======                          ===

       STATEMENT OF ASSETS AND LIABILITIES LOCATION:
          (1)  Unrealized appreciation on forward foreign currency contracts
          (2)  Unrealized depreciation on forward foreign currency contracts

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) (CONTINUED)

                                                CHANGE IN UNREALIZED
               REALIZED GAIN (LOSS)          APPRECIATION (DEPRECIATION)
             ON DERIVATIVES RECOGNIZED        ON DERIVATIVES RECOGNIZED
            IN STATEMENT OF OPERATIONS        IN STATEMENT OF OPERATIONS
            --------------------------        -------------------------
                                                       FOREIGN
            FOREIGN EXCHANGE CONTRACTS            EXCHANGE CONTRACTS
            --------------------------            ----------------
                                                   FORWARD FOREIGN
       FORWARD FOREIGN CURRENCY CONTRACTS(1)     CURRENCY CONTRACTS(2)
       -------------------------------------     -------------------
                      $3,272                           $2,088
                      ======                           ======

       STATEMENT OF OPERATIONS LOCATION:
          (1) Net realized foreign exchange gain (loss) on other assets and liabilities
          (2) Change in unrealized foreign exchange gain (loss) on other assets and liabilities

   The following table represents the average monthly balance of derivatives held during the six months ended June 30, 2015:

                                                AVERAGE AMOUNT
                                                  OUTSTANDING
                                               DURING THE PERIOD
                                             ---------------------
                                                    FOREIGN
              FUND                           EXCHANGE CONTRACTS(1)
              ----                           ---------------------
              Senior Floating Rate..........       $369,473
                                                   ========

       -
      (1) Amounts represent notional amounts in US dollars.

   The following table sets forth the Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of June 30, 2015. The repurchase agreements held by the Fund as of June 30, 2015, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Fund's holdings in repurchase agreements.

                                                  SENIOR FLOATING RATE FUND
                               ----------------------------------------------------------------
                                     DERIVATIVE ASSETS(1)          DERIVATIVE LIABILITIES(1)
                               -------------------------------- -------------------------------
                                FORWARD                          FORWARD                             NET
                                FOREIGN                          FOREIGN                         DERIVATIVE    COLLATERAL
                               CURRENCY   OTC   OPTIONS         CURRENCY   OTC   OPTIONS           ASSETS       PLEDGED/
COUNTERPARTY                   CONTRACTS SWAPS PURCHASED TOTAL  CONTRACTS SWAPS PURCHASED TOTAL (LIABILITIES) (RECEIVED)(2)
------------                   --------- ----- --------- ------ --------- ----- --------- ----- ------------- -------------
Citibank N.A..................  $2,088    $--     $--    $2,088    $--     $--     $--     $--      2,088          $--
                                ======    ===     ===    ======    ===     ===     ===     ===      =====          ===






                                  NET
COUNTERPARTY                   AMOUNTS(3)
------------                   ----------
Citibank N.A..................   2,088
                                 =====

       -
       (1)Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
       (2)For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the net amount of the derivative asset/liability in the above table.
       (3)Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

   REPURCHASE AGREEMENTS: The Fund, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest, to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) (CONTINUED)


   As of June 30, 2015, the Fund held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

                                                       PERCENTAGE PRINCIPAL
                                                       OWNERSHIP   AMOUNT
                                                       ---------- ---------
    Senior Floating Rate Fund.........................    0.88%   $750,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Bank of America Securities LLC, dated June 30, 2015, bearing interest at a rate of 0.10% per annum, with a principal amount of $84,805,000, a repurchase price of $84,805,236, and a maturity date of July 1, 2015. The repurchase agreement is collateralized by the following:

                               INTEREST  MATURITY
TYPE OF COLLATERAL               RATE      DATE    PRINCIPAL AMOUNT    VALUE
------------------             -------- ---------- ---------------- -----------
U.S. Treasury Notes...........   1.50%  01/31/2022   $57,561,500    $56,091,379
U.S. Treasury Notes...........   2.00   08/31/2021    30,317,000     30,628,659

   As of June 30, 2015, the Fund held an undivided interest in a joint repurchase agreement with Barclay's Capital, Inc.:

                                                       PERCENTAGE PRINCIPAL
                                                       OWNERSHIP   AMOUNT
                                                       ---------- ---------
    Senior Floating Rate Fund.........................    0.88%   $660,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Barclay's Capital, Inc., dated June 30, 2015, bearing interest at a rate of 0.10% per annum, with a principal amount of $74,960,000, a repurchase price of $74,960,208, and a maturity date of July 1, 2015. The repurchase agreement is collateralized by the following:

                               INTEREST  MATURITY
TYPE OF COLLATERAL               RATE      DATE    PRINCIPAL AMOUNT    VALUE
------------------             -------- ---------- ---------------- -----------
U.S. Treasury Notes...........   1.63%  06/30/2020   $76,596,000    $76,593,702

   As of June 30, 2015, the Fund held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

                                                       PERCENTAGE PRINCIPAL
                                                       OWNERSHIP   AMOUNT
                                                       ---------- ---------
    Senior Floating Rate Fund.........................    0.88%   $660,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   BNP Paribas SA, dated June 30, 2015, bearing interest at a rate of 0.08% per annum, with a principal amount of $74,960,000, a repurchase price of $74,960,167, and a maturity date of July 1, 2015. The repurchase agreement is collateralized by the following:

                               INTEREST  MATURITY
TYPE OF COLLATERAL               RATE      DATE    PRINCIPAL AMOUNT    VALUE
------------------             -------- ---------- ---------------- -----------
U.S. Treasury Notes...........   2.25%  04/30/2021   $74,725,300    $76,596,422

   As of June 30, 2015, the Fund held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

                                                       PERCENTAGE PRINCIPAL
                                                       OWNERSHIP   AMOUNT
                                                       ---------- ---------
    Senior Floating Rate Fund.........................    0.90%   $765,000

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) (CONTINUED)


   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Deutsche Bank AG, dated June 30, 2015, bearing interest at a rate of 0.11% per annum, with a principal amount of $85,165,000, a repurchase price of $85,165,260, and a maturity date of July 1, 2015. The repurchase agreement is collateralized by the following:

                               INTEREST  MATURITY
TYPE OF COLLATERAL               RATE      DATE    PRINCIPAL AMOUNT    VALUE
------------------             -------- ---------- ---------------- -----------
U.S. Treasury Notes...........   1.38%  02/29/2020   $87,898,000    $87,587,720

   As of June 30, 2015, the Fund held an undivided interest in a joint repurchase agreement with RBS Securities, Inc.:

                                                       PERCENTAGE PRINCIPAL
                                                       OWNERSHIP   AMOUNT
                                                       ---------- ---------
    Senior Floating Rate Fund.........................    0.88%   $660,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   RBS Securities, Inc., dated June 30, 2015, bearing interest at a rate of 0.08% per annum, with a principal amount of $74,960,000, a repurchase price of $74,960,167, and a maturity date of July 1, 2015. The repurchase agreement is collateralized by the following:

                               INTEREST  MATURITY
TYPE OF COLLATERAL               RATE      DATE    PRINCIPAL AMOUNT    VALUE
------------------             -------- ---------- ---------------- -----------
U.S. Treasury Notes...........   2.38%  12/31/2020   $74,212,000    $76,524,446

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date. For financial statement purposes, the Fund amortizes all premiums and accretes all discounts. Facility fees received, which were $369,073 for the six months ended June 30, 2015, are accreted to income over the life of the Loans. Other income, including amendment fees, commitment fees, letter of credit fees, etc., which were $154,846 for the six months ended June 30, 2015, are recorded as income when received or contractually due to the Fund.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Dividends from net investment income are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Fund records dividends and distributions to the shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by the reclassifications.

   The Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that the Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) (CONTINUED)


   The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2011-2013 or expected to be taken in the Fund's 2014 tax return. The Fund is not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund files U.S. federal and certain state income tax returns. With few exceptions, the Fund is no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2011.

Note 3. Capital Share Transactions

   Transactions in capital shares of each class of the Fund were as follows:

                                      FOR THE
                                 SIX MONTHS ENDED                FOR THE
                                   JUNE 30, 2015               YEAR ENDED
                                    (UNAUDITED)             DECEMBER 31, 2014
                             ------------------------  --------------------------
                               SHARES       AMOUNT        SHARES        AMOUNT
CLASS A                      ----------  ------------  -----------  -------------
Shares sold.................  1,990,679  $ 16,190,215    7,402,040  $  61,531,989
Reinvested distributions....    278,547     2,263,715      609,379      5,045,586
Shares redeemed............. (3,412,976)  (27,658,917) (12,678,846)  (104,799,731)
                             ----------  ------------  -----------  -------------
   Net increase (decrease).. (1,143,750) $ (9,204,987)  (4,667,427) $ (38,222,156)
                             ==========  ============  ===========  =============

                                      FOR THE
                                 SIX MONTHS ENDED                FOR THE
                                   JUNE 30, 2015               YEAR ENDED
                                    (UNAUDITED)             DECEMBER 31, 2014
                             ------------------------  --------------------------
                               SHARES       AMOUNT        SHARES        AMOUNT
CLASS C                      ----------  ------------  -----------  -------------
Shares sold.................  1,277,645  $ 10,368,458    5,241,629  $  43,534,663
Reinvested distributions....    357,061     2,899,974      696,794      5,762,846
Shares redeemed............. (3,695,655)  (29,994,244)  (7,980,892)   (65,946,838)
                             ----------  ------------  -----------  -------------
   Net increase (decrease).. (2,060,949) $(16,725,812)  (2,042,469) $ (16,649,329)
                             ==========  ============  ===========  =============

Note 4. Purchases and Sales of Securities

   During the six months ended June 30, 2015, the Fund's cost of purchases and proceeds from sale of long-term investments, including loan principal paydowns were $91,446,387 and $107,054,710, respectively.

Note 5. Investment Advisory Agreement and Other Transactions with Affiliates

   The Fund has entered into an Investment Advisory and Management Agreement (the "Advisory Agreement") with SunAmerica. Pursuant to the Advisory Agreement, SunAmerica provides continuous supervision of the Fund and administers its corporate affairs, subject to the general review and oversight of the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records and pays the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates. SunAmerica also selects, contracts with and compensates the subadviser to manage the Fund's assets. The Fund will pay SunAmerica a monthly management fee at the following annual rates, based on the average daily net assets of the Fund: 0.85% on the first $1 billion; 0.80% on the next $1 billion; and 0.75% in excess of $2 billion.

   Wellington Management Company LLP ("Wellington") acts as subadviser to the Fund pursuant to a Subadvisory Agreement with SunAmerica. Under the Subadvisory Agreement, Wellington manages the investment and reinvestment of the Fund's assets. For compensation for its services as subadviser, Wellington is entitled to receive from SunAmerica a monthly fee payable at the following annual rates: 0.30% of average daily net assets on the first $500 million and 0.25% thereafter. The fee paid to the subadviser is paid by SunAmerica and not the Fund.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) (CONTINUED)


   Pursuant to the Administrative Services Agreement (the "Administrative Agreement"), SunAmerica acts as the Fund's administrator and is responsible for providing and supervising the performance by others, of administrative services in connection with the operations of the Fund, subject to supervision by the Fund's Board. For its services, SunAmerica receives an annual fee equal to 0.20% of average daily net assets of the Fund. For the six months ended June 30, 2015, the Fund incurred administration fees in the amount of $350,470.

   The Fund has entered into a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or the "Distributor"), an affiliate of the Adviser. The Fund has adopted a Distribution Plan on behalf of each class of shares (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan" and "Class C Plan". In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan and Class C Plan, the Distributor receives payments from the Fund at an annual rate of 0.10% and 0.50%, respectively, of the average daily net assets of the Fund's Class A and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year, the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Plans provide that the Class A and Class C shares of the Fund will pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. For the six months ended June 30, 2015, ACS received fees (see Statement of Operations) based upon the aforementioned rates. For the six months ended June 30, 2015, ACS received sales charges on Class A shares of $91,658, of which $46,995 was reallowed to affiliated broker-dealers and $27,076 to non-affiliated broker-dealers. In addition, ACS receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of Class A and Class C shares. For the six months ended June 30, 2015, ACS received contingent deferred sales charges of $(4,126).

   The Fund has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS") an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Fund's transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement, which permits the Fund to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the six months ended June 30, 2015, the Fund incurred the following expenses, which are included in the transfer agent fees and expenses payable on the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                                      PAYABLE AT
                                            EXPENSE  JUNE 30, 2015
                                            -------- -------------
             Class A....................... $157,239    $25,736
             Class C.......................  228,278     36,608

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's annual operating expenses at 1.45% for Class A and 1.75% for Class C, of average daily net assets. For purposes of waived fees and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses, as determined under GAAP, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees and other expenses not incurred in the ordinary course of the Fund's business. The expense reimbursements and fee waivers will continue indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors. For the six months ended June 30, 2015, SunAmerica waived fees and/or reimbursed expenses as follows: Class A $248,060 and Class C $456,483.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) (CONTINUED)


Note 6. Federal Income Taxes

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from dividends payable, post October losses, and treatment of defaulted securities.

               DISTRIBUTABLE EARNINGS                TAX DISTRIBUTIONS
      -----------------------------------------    -------------------------------------
        FOR THE YEAR ENDED DECEMBER 31, 2014       FOR THE YEAR ENDED DECEMBER 31, 2014
      -----------------------------------------    -------------------------------------
                LONG-TERM GAINS/    UNREALIZED                          LONG-TERM
      ORDINARY  CAPITAL AND OTHER  APPRECIATION/    ORDINARY            CAPITAL
      INCOME         LOSSES        (DEPRECIATION)    INCOME              GAINS
      --------  -----------------  --------------      ------------     ---------
      $44,828    $(55,354,216)     $(13,416,931)   $15,048,872            $--

   CAPITAL LOSS CARRYFORWARDS. At December 31, 2014, capital loss carryforwards available to offset future recognized gains were $55,354,216 with $16,003,027 expiring in 2016, $27,303,177 expiring in 2017 and 12,048,012 of unlimited long-term losses.+
--------
+ On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

   Unrealized appreciation and depreciation in the value of investments at June 30, 2015 for federal income tax purposes were as follows:

                  Cost (tax basis).............. $364,632,245
                                                 ============
                  Gross unrealized appreciation. $  2,369,255
                  Gross unrealized depreciation.  (12,356,016)
                                                 ------------
                  Net unrealized depreciation... $ (9,986,761)
                                                 ============

Note 7. Line of Credit

   The SunAmerica family of mutual funds has established a $75 million committed and $50 million uncommitted line of credit with State Street
   Bank and Trust Company, the Fund's custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 15 basis points per annum on the daily unused portion of the committed line of credit and a one-time closing fee of 5 basis points on the uncommitted line of credit, both of which are included in other expenses on the Statements of Operations. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the six months ended June 30, 2015, the Fund had borrowings outstanding for 29 days under the line of credit and incurred $1,356 in interest charges related to these borrowings. The Fund's average amount of debt under the line of credit for the days utilized was $1,219,135 at a weighted average interest rate of 1.38%. At June 30, 2015, there were no borrowings outstanding.

Note 8. Interfund Lending

   Pursuant to the exemptive relief granted by the SEC, the Fund is permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) (CONTINUED)

   than would otherwise be available from a typical bank for a comparable transaction. For the six months ended June 30, 2015, the Fund did not participate in this program.

Note 9. Investment Concentration

   The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, the Fund is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Fund and the borrower.

Note 10. Unfunded Loan Commitments

   At June 30, 2015, the Fund had no unfunded loan commitments.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        APPROVAL OF THE INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS -- JUNE 30, 2015 -- (UNAUDITED)

The Board of Directors (the "Board" the members of which are referred to as "Directors") of SunAmerica Senior Floating Rate Fund, Inc (the "Fund"), including the Directors who are not "interested persons," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Directors"), of the Fund, SunAmerica Asset Management, LLC ("SunAmerica") or Wellington Management Company LLP ("Wellington"), approved the continuation of the Investment Advisory and Management Agreement between the Fund and SunAmerica (the "Advisory Agreement") for a one-year period ending June 30, 2016 at an in-person meeting held on June 2, 2015 (the "Meeting"). At the Meeting, the Board, including the Independent Directors, also approved the continuation of the Subadvisory Agreement between SunAmerica and Wellington with respect to the Fund for a one-year period ending June 30, 2016 (the "Subadvisory Agreement," and together with the Advisory Agreement, the "Agreements").

In accordance with Section 15(c) of the 1940 Act, the Board requested, and SunAmerica and Wellington, provided materials relating to the Board's consideration of whether to approve the continuation of the Agreements. These materials included: (a) a summary of the services provided to the Fund by SunAmerica and its affiliates, and by Wellington; (b) information independently compiled and prepared by Lipper, Inc. ("Lipper"), an independent third-party provider of mutual fund data on fees and expenses of the Fund, and the investment performance of the Fund as compared with a peer group of funds, along with fee and performance data with respect to the Fund and any other mutual funds or accounts advised or subadvised by SunAmerica or Wellington with similar investment objectives and/or strategies, as applicable; (c) information on the profitability of SunAmerica and its affiliates, and a discussion relating to indirect benefits; (d) information relating to economies of scale;
(e) information about SunAmerica's general compliance policies and procedures and the services it provides in connection with its oversight of subadvisers:
(f) information about SunAmerica's and Wellington's risk management processes;
(g) information regarding brokerage and soft dollar practices; and
(h) information about the key personnel of SunAmerica and its affiliates, and Wellington, that are involved in the investment management, administration, compliance and risk management activities with respect to the Fund, as well as current and projected staffing levels and compensation practices.

In determining whether to approve the continuation of the Agreements, the Board, including Independent Directors, considered at the Meeting, and from time to time as appropriate, factors it deemed relevant, including the following information:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY SUNAMERICA AND WELLINGTON

The Board, including the Independent Directors, considered the nature, extent and quality of services provided by SunAmerica. The Board noted that the services include acting as investment manager and adviser to the Fund, managing the daily business affairs of the Fund, and obtaining and evaluating economic, statistical and financial information to formulate and implement the Fund's investment policies. Additionally, the Board observed that SunAmerica provides office space, bookkeeping, accounting, clerical, secretarial and certain administrative services (excusive of, and in addition to, any such service provided by any other party retained by the Fund) and has authorized its officers and employees, if elected, to serve as officers or directors of the Fund without compensation. The Board also noted that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including Wellington. In addition to the quality of the advisory services provided by SunAmerica, the Board considered the quality of the administrative and other services provided by SunAmerica to the Fund pursuant to the Advisory Agreement. Additionally, the Board observed that SunAmerica performs or supervises the performance by others of other administrative services in connection with the operation of the Fund pursuant to the Administrative Services Agreement between SunAmerica and the Fund (the "Administrative Services Agreement").

In connection with the services provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica's fund administration, accounting, operations, legal and compliance departments and concluded that they were adequate to meet the needs of the Fund. The Board also reviewed the personnel responsible for providing advisory services to the Fund and other key personnel of SunAmerica in addition to current and projected staffing levels and compensation practices. The Board further considered certain strategic changes that SunAmerica had implemented with respect to its investment department, and concluded, based on their experience and interaction with SunAmerica, that:
(i) SunAmerica would continue to be able to retain quality investment and other personnel; (ii) SunAmerica has exhibited a high level of

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        APPROVAL OF THE INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS -- JUNE 30, 2015 -- (UNAUDITED) (CONTINUED)

diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) SunAmerica has been responsive to requests of the Board; and (iv) SunAmerica has kept the Board apprised of developments relating to the Fund and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fees and that the quality of services continues to be high. The Board also noted the high quality of services under the Administrative Services Agreement.

The Board also considered SunAmerica's reputation and relationship with the Fund and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients and noted that as of March 31, 2015, SunAmerica managed, advised and/or administered approximately $74.7 billion in assets. In addition, the Board considered SunAmerica's code of ethics and its commitment to compliance generally and with respect to its management and administration of the Fund. The Board also considered SunAmerica's risk management processes. The Board further observed that SunAmerica has developed internal procedures for monitoring compliance with the investment objectives, policies and restrictions of the Fund as set forth in the Fund's prospectus. The Board also reviewed SunAmerica's compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact SunAmerica from effectively serving as the investment adviser to the Fund.

The Board also considered the nature, extent and quality of services to be provided by Wellington. The Board observed that Wellington is responsible for providing day-to-day investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Fund, or portion thereof, that Wellington manages, subject to the oversight and review of SunAmerica. The Board reviewed Wellington's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Fund, in addition to current and projected staffing levels and compensation practices, and concluded, based on its experience with Wellington, that Wellington: (i) has been able to retain high quality portfolio managers and other investment personnel; (ii) has exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Subadvisory Agreement; and (iii) has been responsive to requests of the Board and of SunAmerica. In addition, the Board considered Wellington's code of ethics and risk management process. The Board further observed that Wellington has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Fund as set forth in the Fund's prospectus. The Board also reviewed Wellington's compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact Wellington from effectively serving as a subadviser to the Fund. The Board concluded that the nature and extent of services provided by Wellington under the Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fees and that the quality of services continues to be high.

INVESTMENT PERFORMANCE

The Board, including the Independent Directors, also considered the investment performance of SunAmerica and Wellington with respect to the Fund. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to the Fund's peer group ("Peer Group") and peer universe ("Peer Universe") as independently determined by Lipper and to an appropriate index or combination of indices, including the Fund's benchmarks. The Board was provided with a description of the methodology used by Lipper to select the funds in the Peer Group and Peer Universe.

The Board noted that performance information was for the periods ended March
31, 2015. The Board also noted that it regularly reviews the performance of the Fund throughout the year. The Board further noted that, while it monitors performance of the Fund closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        APPROVAL OF THE INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS -- JUNE 30, 2015 -- (UNAUDITED) (CONTINUED)


The Board considered that the Fund's performance was below the median of its Peer Group and Peer Universe for the one-, three- and five-year periods. The Board further considered that the Fund underperformed its Lipper Index for the one-, three- and five-year periods. The Board noted management's discussion of the Fund's performance, and also considered the fact that it had approved certain changes to the Fund's strategy, effective July 2014. The Board concluded that the Fund's performance was being addressed.

CONSIDERATION OF THE MANAGEMENT FEES AND THE COST OF THE SERVICES AND PROFITS TO BE REALIZED BY SUNAMERICA, WELLINGTON AND THEIR AFFILIATES FROM THE RELATIONSHIP WITH THE FUND

The Board, including the Independent Directors, received and reviewed information regarding the fees to be paid by the Fund to SunAmerica pursuant to the Advisory Agreement and the fees paid by SunAmerica to Wellington pursuant to the Subadvisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica, Wellington or their affiliates in connection with providing such services to the Fund.

To assist in analyzing the reasonableness of the management fees for the Fund, the Board received reports independently prepared by Lipper. The reports showed comparative fee information for the Fund's Peer Group and Peer Universe as determined by Lipper, including rankings within each category. In considering the reasonableness of the management fees to be paid by the Fund to SunAmerica, the Board reviewed a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. In considering the Fund's total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by SunAmerica. The Board further considered that, unlike the funds in the Peer Group and Peer Universe, the fee waivers and/or reimbursements being made by SunAmerica with respect to the Funds are only reflected in the total expenses category of the Lipper reports, rather than also being reflected as specific management fee waivers in the actual management fees category of the Lipper reports. As a result, the Board took into account that the actual management fees presented by Lipper for the funds in the Peer Group and Peer Universe may appear lower on a relative basis. The Board also considered the various expense components of the Fund and compared the Fund's net expense ratio to those of other funds within its Peer Group and Peer Universe as a guide to help assess the reasonableness of the management fee for the Fund. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Group and Peer Universe since the exact nature of services provided under the various fund agreements is often not apparent. The Board also noted the relative small size of the Fund's Peer Group. The Board noted, however, that the comparative fee information provided by Lipper as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds.

The Board did not consider services and fees paid under investment advisory contracts that SunAmerica has with other registered investment companies or other types of clients with similar investment strategies to the Fund since SunAmerica informed the Board that there were no such Funds or accounts.

The Board also received and reviewed information regarding the fees paid by SunAmerica to Wellington pursuant to the Subadvisory Agreement. To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report independently prepared by Lipper. The report showed comparative fee information of the Fund's Peer Group and/or Peer Universe that the Directors used as a guide to help assess the reasonableness of the subadvisory fee. The Directors noted that the Peer Group/Universe information as a whole was useful in assessing whether Wellington was providing services at a cost that was competitive with other, similar funds. The Directors also considered that the subadvisory fee is paid by SunAmerica out of its management fees and not by the Fund, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fee paid out by SunAmerica and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SunAmerica and the Subadviser, respectively.

The Board also considered fees received by Wellington with respect to other mutual funds and accounts with similar investment strategies to the Fund, to the extent applicable. The Board noted in particular that the similar accounts

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        APPROVAL OF THE INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS -- JUNE 30, 2015 -- (UNAUDITED) (CONTINUED)

identified by Wellington were institutional separate accounts, and Wellington highlighted certain differences between these separate accounts and the Fund, including that these separate accounts are subject to different investment limitations and restrictions and do not experience daily cash flows in a manner similar to the Fund. The Board then noted that the subadvisory fee paid by SunAmerica to Wellington was reasonable as compared to fees Wellington receives for other comparable accounts for which they serve as adviser or subadviser.

The Board considered that the Fund's actual management fees were above the median of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were above the median of its Peer Group and Peer Universe. The Board noted that the Fund's advisory fee contains breakpoints and further noted management's discussions regarding the Fund's expenses.

PROFITABILITY

The Board also considered SunAmerica's profitability and the benefits SunAmerica and its affiliates received from their relationship with the Fund. The Board received and reviewed financial statements relating to SunAmerica's financial condition and profitability with respect to the services it provided the Fund and considered how profit margins could affect SunAmerica's ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by SunAmerica and its affiliates that provide services to the Fund. In particular, the Board considered the contractual fee waivers and/or expense reimbursements agreed to by SunAmerica.

The Board considered the profitability of SunAmerica under the Advisory Agreement, including the amount of management fees retained after payment to the Subadviser, as well as the profitability of SunAmerica under the Administrative Services Agreement, and considered the profitability of SunAmerica's affiliates under the Service Agreement and Rule 12b-1 Plans. Additionally, the Board considered whether SunAmerica, Wellington and their affiliates received any indirect benefits from the relationship with the Fund. Specifically, the Board observed that AIG Federal Savings Bank, an affiliate of SunAmerica, serves as custodian with respect to certain shareholder retirement accounts that are administered by SunAmerica and receives a fee payable by the qualifying shareholders. The Board further considered whether there were any collateral or "fall-out" benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Fund. The Board noted that SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board also reviewed financial statements and/or other reports from the Wellington and considered whether Wellington had the financial resources necessary to attract and retain high quality investment management personnel and to provide a high quality of services.

The Board concluded that SunAmerica and Wellington had the financial resources necessary to perform its obligations under the Agreements and to continue to provide the Fund with the high quality services that they had provided in the past. The Board further concluded that the management fees were reasonable in light of the factors discussed above.

ECONOMIES OF SCALE

The Board, including the Independent Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund. The Board considered that as a result of being part of the SunAmerica fund complex, the Fund shares common resources and may share certain expenses, and if the size of the complex increases, the Fund could incur lower expenses than it otherwise would achieve as a stand-alone entity. The Board also took into account that the Fund had a management fee arrangement that included breakpoints that will adjust the fee downward as the size of the Fund increases, thereby allowing the shareholders to potentially participate in any economies of scale. The Board further noted that SunAmerica has agreed to contractually cap the total annual operating expenses of the Fund at certain levels. The Board observed that those expense caps benefited shareholders by limiting total fees even in the absence of breakpoints or economies of scale. The Board concluded that the Fund's management fee structure was reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        APPROVAL OF THE INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS -- JUNE 30, 2015 -- (UNAUDITED) (CONTINUED)


The Board noted that the Subadvisory Agreement included breakpoints, but did not review specific information regarding whether there have been economies of scale with respect to Wellington's management of the Fund because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement.

OTHER FACTORS

In consideration of the Agreements, the Board also received information regarding SunAmerica's and Wellington's brokerage and soft dollar practices. The Board considered that Wellington is responsible for decisions to buy and sell securities for the Fund, selection of broker-dealers and negotiation of commission rates, as applicable. The Board also considered that the Fund invests primarily in senior secured floating rate loans and, therefore, the Fund generally does not incur significant brokerage commissions.

CONCLUSION

After a full and complete discussion, the Board approved the Agreements, each for a one-year period ending June 30, 2016. Based upon its evaluation of all these factors in their totality, the Board, including the Independent Directors, was satisfied that the terms of the Agreements were fair and reasonable and in the best interests of the Fund and the Fund's shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and each Independent Director may have attributed different weights to different factors. The Independent Directors were also assisted by the advice of independent legal counsel in making this determination.

[LOGO] AIG Sun America
Mutual Funds

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

DIRECTORS                  CUSTODIAN                  DISCLOSURE OF QUARTERLY
 Dr. Judith L. Craven       State Street Bank and     PORTFOLIO HOLDINGS
 William F. Devin             Trust Company           The Fund is required to
 Richard W. Grant           P.O. Box 5607             file its com-plete
 Stephen J. Gutman          Boston, MA 02110          schedule of portfolio
 Peter A. Harbeck          VOTING PROXIES ON FUND     holdings with the U.S.
 William J. Shea           PORTFOLIO SECURITIES       Securities and Exchange
OFFICERS                   A description of the       Commission for its first
 John T. Genoy, President  policies and proce-dures   and third fiscal quarters
   and Chief Executive     that the Fund uses to      on Form N-Q. The Fund's
   Officer                 determine how to vote      Forms N-Q are available
 James Nichols, Vice       proxies related to         on the U.S. Securities
   President               securities held in the     and Exchange Commission's
 Katherine Stoner, Chief   Fund's portfolio, which    website at
   Compliance Officer      is available in the        http://www.sec.gov. You
 Gregory N. Bressler,      Fund's Statement of        can also review and
   Secretary               Additional Information     obtain copies of the
 Gregory R. Kingston,      may be ob-tained without   Forms N-Q at the U.S.
   Treasurer               charge upon request, by    Securities and Exchange
 Kathleen Fuentes, Chief   calling (800) 858-8850.    Commission's Public
   Legal Officer and       This in-formation is also  Refer-ence Room in
   Assistant Secretary     available from the EDGAR   Washington, DC
 Matthew J. Hackethal,     database on the U.S.       (information on the
   Anti-Money Laundering   Secu-rities and Exchange   operation of the Public
   Compliance Officer      Commission's website at    Reference Room may be
 Donna McManus, Vice       http://www.sec.gov.        ob-tained by calling
   President and           DELIVERY OF SHAREHOLDER    1-800-SEC-0330).
   Assistant Treasurer     DOCUMENTS                  PROXY VOTING RECORD ON
 Shawn Parry, Vice         The Fund has adopted a     FUND PORTFOLIO SECURITIES
   President and           policy that allows it to   Information regarding how
   Assistant Treasurer     send only one copy of the  the Fund voted proxies
INVESTMENT ADVISER         Fund's prospectus, proxy   relating to securities
 SunAmerica Asset          material, annual report    held in the Fund's
   Management, LLC         and semi-annual report     portfolio during the most
 Harborside Financial      (the "shareholder          recent twelve month
   Center                  documents") to             period ended June 30 is
 3200 Plaza 5              shareholders with          available, once filed
 Jersey City, NJ           multiple accounts          with the U.S. Securities
   07311-4992              residing at the same       and Exchange Commis-sion,
DISTRIBUTOR                "household." This          without charge, upon
 AIG Capital Services,     practice is called         request, by calling
   Inc.                    householding and reduces   (800) 858-8850 or on the
 Harborside Financial      Fund expenses, which       U.S. Securities and
   Center                  benefits you and other     Exchange Commission's
 3200 Plaza 5              shareholders. Unless the   website at
 Jersey City, NJ           Fund receives              http://www.sec.gov.
   07311-4992              instructions to the        This report is submitted
SHAREHOLDER SERVICING      con-trary, you will only   solely for the general
AGENT                      receive one copy of the    information of
 SunAmerica Fund           shareholder documents.     shareholders of the Fund.
   Services, Inc.          The Fund will continue to  Distribution of this
 Harborside Financial      household the              report to persons other
   Center                  share-holder documents     than shareholders of the
 3200 Plaza 5              indefinitely, until we     Fund is authorized only
 Jersey City, NJ           are instructed otherwise.  in connection with a
   07311-4992              If you do not wish to      currently effective
TRANSFER AGENT             participate in             prospectus, setting forth
 State Street Bank and     householding, please       details of the Fund,
   Trust Company           contact Shareholder        which must precede or
 P.O. Box 219373           Services at (800)          accompany this report.
 Kansas City, MO 64141     858-8850 ext. 6010 or      The accompanying report
                           send a written request     has not been audited by
                           with your name, the name   independent accountants
                           of your fund(s) and your   and accordingly no
                           account number(s) to       opinion has been
                           SunAmerica Mutual Funds    expressed thereon.
                           c/o BFDS, P.O. Box
                           219186, Kansas City MO,
                           64121-9186. We will
                           resume individual
                           mailings for your account
                           within thirty (30) days
                           of receipt of your
                           request.

                                    [GRAPHIC]


GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:

                   1   GO TO WWW.SAFUNDS.COM
                   2   CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.safunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER.

DISTRIBUTED BY:
AIG CAPITAL SERVICES, INC.

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.safunds.com. Read the prospectus carefully before investing.

WWW.SAFUNDS.COM

SFSAN - 6/15

[LOGO]


Sun America
Mutual Funds

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert.

     Not applicable.

Item 4. Principal Accountant Fees and Services.

     Not applicable.

Item 5. Audit Committee of Listed Registrants.

     Not  applicable.

Item 6. Investments.

     Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not  applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

     Not  applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

     Not  applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this
     Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not Applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.


By: /s/ John T. Genoy
    ------------------------------------
    John T. Genoy
    President

Date: September 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John T. Genoy
    ------------------------------------
    John T. Genoy
    President

Date: September 4, 2015


By: /s/ Gregory R. Kingston
    ------------------------------------
    Gregory R. Kingston
    Treasurer

Date: September 4, 2015